Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 25, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	CSB BANCORP INC /OH
Entity Central Index Key	0000880417
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 45.7
Entity Common Stock, Shares Outstanding		2,736,060

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents
Cash and due from banks	$ 21,485	$ 12,519
Interest-earning deposits in other banks	45,393	69,739
Total cash and cash equivalents	66,878	82,258
Securities
Available-for-sale, at fair value	129,291	123,026
Restricted stock, at cost	5,463	5,463
Total securities	134,754	128,489
Loans	364,580	324,182
Less allowance for loan losses	4,580	4,082
Net loans	360,000	320,100
Premises and equipment, net	8,475	8,513
Core deposit intangible	894	1,034
Goodwill	4,728	4,728
Bank-owned life insurance	8,298	3,068
Accrued interest receivable and other assets	2,873	3,043
TOTAL ASSETS	586,900	551,233
Deposits
Noninterest-bearing	104,147	85,890
Interest-bearing	371,296	357,663
Total deposits	475,443	443,553
Short-term borrowings	43,992	37,073
Other borrowings	12,672	19,161
Accrued interest payable and other liabilities	2,340	2,017
Total liabilities	534,447	501,804
SHAREHOLDERS' EQUITY
Common stock, $6.25 par value. Authorized 9,000,000 shares; issued 2,980,602 shares; outstanding 2,736,060 shares in 2012 and 2,734,799 in 2011	18,629	18,629
Additional paid-in capital	9,974	9,994
Retained earnings	26,962	24,391
Treasury stock at cost - 244,542 shares in 2012 and 245,803 in 2011	(4,976)	(5,015)
Accumulated other comprehensive income	1,864	1,430
Total shareholders' equity	52,453	49,429
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 586,900	$ 551,233

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 6.25	$ 6.25
Common stock, Authorized shares	9,000,000	9,000,000
Common stock, shares issued	2,980,602	2,980,602
Common stock, shares outstanding	2,736,060	2,734,799
Treasury stock, at cost	244,542	245,803

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST AND DIVIDEND INCOME
Loans, including fees	$ 17,279	$ 16,977	$ 17,311
Taxable securities	2,672	2,538	2,648
Nontaxable securities	486	421	354
Other	147	82	77
Total interest and dividend income	20,584	20,018	20,390
INTEREST EXPENSE
Deposits	2,323	2,864	3,509
Short-term borrowings	91	139	201
Other borrowings	564	675	1,110
Total interest expense	2,978	3,678	4,820
NET INTEREST INCOME	17,606	16,340	15,570
PROVISION FOR LOAN LOSSES	823	950	1,235
Net interest income, after provision for loan losses	16,783	15,390	14,335
NONINTEREST INCOME
Service charges on deposit accounts	1,305	1,134	1,126
Trust services	671	677	655
Debit card interchange fees	797	631	507
Securities gain, net		237	148
Gain on sale of loans, net	591	219	242
Other income	840	610	597
Total noninterest income	4,204	3,508	3,275
NONINTEREST EXPENSES
Salaries and employee benefits	7,960	7,459	6,880
Occupancy expense	1,025	890	808
Equipment expense	618	524	497
Professional and director fees	814	713	631
Franchise tax expense	542	550	536
Marketing and public relations	392	320	322
Software expense	391	373	370
Debit card expense	304	253	232
Amortization of intangible assets	140	78	63
FDIC insurance expense	328	352	486
Branch acquisition expense	8	337
Net cost of operation of other real estate	33	(25)	29
Other expenses	1,895	1,785	1,692
Total noninterest expenses	14,450	13,609	12,546
Income before income taxes	6,537	5,289	5,064
FEDERAL INCOME TAX PROVISION	1,990	1,602	1,568
NET INCOME	$ 4,547	$ 3,687	$ 3,496
NET INCOME PER SHARE
Basic	$ 1.66	$ 1.35	$ 1.28
Diluted	$ 1.66	$ 1.35	$ 1.28

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Comprehensive Income [Abstract]
Net income	$ 4,547	$ 3,687	$ 3,496
Other comprehensive income
Unrealized gains (losses) arising during the period	657	1,081	(148)
Income tax effect	(223)	(368)	50
Reclassification adjustment for gains on available for sale securities included in net income		(237)	(148)
Income tax effect		81	51
Other comprehensive income (loss)	434	557	(195)
Total comprehensive income	$ 4,981	$ 4,244	$ 3,301

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Treasury stock	Accumulated other comprehensive income
Beginning balance at Dec. 31, 2009	$ 45,822	$ 18,629	$ 9,994	$ 21,146	$ (5,015)	$ 1,068
Net income	3,496			3,496
Other comprehensive loss	(195)					(195)
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2010	47,154	18,629	9,994	22,673	(5,015)	873
Net income	3,687			3,687
Other comprehensive loss	557					557
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2011	49,429	18,629	9,994	24,391	(5,015)	1,430
Net income	4,547			4,547
Other comprehensive loss	434					434
Stock option exercised, 1261 shares	12		(20)	(7)	39
Cash dividends declared, $0.72 per share	(1,969)			(1,969)
Ending balance at Dec. 31, 2012	$ 52,453	$ 18,629	$ 9,974	$ 26,962	$ (4,976)	$ 1,864

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared per share	$ 0.72	$ 0.72	$ 0.72
Stock options Exercised	1,261
Retained earnings
Cash dividends declared per share	$ 0.72	$ 0.72	$ 0.72

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 4,547	$ 3,687	$ 3,496
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	644	662	645
Deferred income taxes	(50)	345	293
Provision for loan losses	823	950	1,235
Gain on sale of loans, net	(591)	(219)	(242)
Securities gain, net		(237)	(148)
Security amortization, net of accretion	553	226	121
Secondary market loan sale proceeds	20,873	7,201	11,362
Originations of secondary market loans held-for-sale	(20,384)	(7,019)	(10,831)
Effects of changes in operating assets and liabilities:
Net deferred loan costs	63	35	62
Accrued interest receivable	32	(134)	100
Accrued interest payable	(47)	(31)	(109)
Prepaid FDIC assessment	292	345	437
Other assets and liabilities	309	(37)	(419)
Net cash provided by operating activities	7,064	5,774	6,002
Securities available-for-sale:
Proceeds from maturities and repayments	76,220	45,332	51,234
Proceeds from sale		3,244	3,359
Purchases	(82,382)	(95,542)	(54,909)
Loan originations, net of repayments	(40,842)	(1,065)	(3,827)
Net cash from acquisition		60,872
Proceeds from sale of other real estate	26	883	476
Property, equipment, and software acquisitions	(953)	(586)	(103)
Purchase of bank-owned life insurance	(5,000)
Net cash provided by (used in) investing activities	(52,931)	13,138	(3,770)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	32,021	15,648	24,084
Net change in short-term borrowings	6,919	5,055	3,254
Repayments of other borrowings	(6,489)	(3,748)	(21,902)
Cash dividends paid	(1,969)	(1,969)	(1,969)
Proceeds from stock options exercised	5
Net cash provided by financing activities	30,487	14,986	3,467
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(15,380)	33,898	5,699
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	82,258	48,360	42,661
CASH AND CASH EQUIVALENTS AT END OF YEAR	66,878	82,258	48,360
Cash paid during the year for:
Interest	3,155	3,769	5,206
Income taxes	1,690	1,525	1,310
Acquisition of noncash assets and liabilities:
Assets acquired		13,631
Liabilities assumed		74,503
Noncash investing activities:
Transfer of loans to other real estate owned	$ 56	$ 814	$ 337

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

CSB Bancorp, Inc. (the “Company” or “CSB”) was incorporated in 1991 in the State of Ohio, and is a registered bank holding company. The Company’s wholly-owned subsidiaries are The Commercial and Savings Bank of Millersburg, Ohio (the “Bank”) and CSB Investment Services, LLC. The Company, through its subsidiaries, operates in one industry segment; the commercial banking industry.

The Bank, an Ohio-chartered bank organized in 1879, provides financial services through its sixteen Banking Centers located in Holmes, Tuscarawas, Wayne and Stark Counties in Ohio and nearby communities. These communities are the source of substantially all deposit, loan and trust activities. The majority of the Bank’s income is derived from commercial and retail lending activities and investments in securities. Its primary deposit products are checking, savings, and term certificate accounts, and its primary lending products are residential real estate, commercial real estate, commercial and installment loans. Substantially, all loans are secured by specific items of collateral including business assets, consumer assets and real estate. Commercial loans are expected to be repaid from cash flow from business operations. Real estate loans are secured by both residential and commercial real estate.

Significant accounting policies followed by the Company are presented below:

USE OF ESTIMATES IN PREPARING FINANCIAL STATEMENTS

In preparing consolidated financial statements in conformity with U.S. generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the Consolidated Balance Sheets and reported amounts of revenues and expenses during each reporting period. Actual results could differ from those estimates. The most significant estimates susceptible to change in the near term relate to management’s determination of the allowance for loan losses and the fair value of financial instruments.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

The Bank has established a trust department and the assets held by the Bank in fiduciary or agency capacities for its customers are not included in the Consolidated Balance Sheets as such items are not assets of the Bank.

CASH AND CASH EQUIVALENTS

For purposes of the Consolidated Statements of Cash Flows, cash and cash equivalents include cash on hand and amounts due from banks which mature overnight or within ninety days.

CASH RESERVE REQUIREMENTS

The Bank is required by the Federal Reserve to maintain reserves consisting of cash on hand and noninterest-earning balances on deposit with the Federal Reserve Bank. The required reserve balance at December 31, 2012 and 2011 was $0 and $400,000, respectively.

SECURITIES

Securities designated as available-for-sale are carried at fair value with unrealized gains and losses on such securities, net of applicable income taxes, recognized as other comprehensive income (loss).

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity based on the interest method. Such amortization and accretion is included in interest and dividends on securities.

Gains and losses on sales of securities are accounted for on a trade date basis, using the specific identification method, and are included in non-interest income. Securities are periodically reviewed for other-than-temporary impairment based upon a number of factors, including, but not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the receipt of principal and interest according to the contractual terms, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value and management’s intent and ability to hold the security for a period of time sufficient to allow for a recovery in market value. Among the factors that are considered in determining management’s intent and ability to hold the security is a review of the Company’s capital adequacy, interest rate risk position and liquidity. The assessment of a security’s ability to recover any decline in market value, the ability of the issuer to meet contractual obligations and management’s intent and ability to hold the security requires considerable judgment. A decline in value that is considered to be other-than-temporary is recorded as a loss within non-interest income in the Consolidated Statements of Income.

Investments in Federal Home Loan Bank of Cincinnati (“FHLB”) and Federal Reserve Bank stock are classified as restricted stock, carried at cost, and evaluated for impairment. The Bank is required to maintain an investment in common stock of the FHLB and Federal Reserve Bank because the Bank is a member of the FHLB and the Federal Reserve System. We consider these stocks to be nonmarketable equity securities and carry them at cost.

While the Federal Home Loan Banks have been negatively impacted by the current economic conditions, the Federal Home Loan Bank of Cincinnati has reported profits for 2012 and 2011, remains in compliance with regulatory capital and liquidity requirements, continues to pay dividends on the stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2012 or 2011.

LOANS

Loans that management has the intent and ability to hold for the foreseeable future, or until maturity or pay-off, generally are stated at their outstanding principal amount, adjusted for charge-offs, the allowance for loan losses and any deferred loan fees or costs on originated loans. Interest is accrued based upon the daily outstanding principal balance. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield over the life of the related loan.

Interest income is not reported when full repayment is in doubt, typically when the loan is impaired or payments are past due over 90 days. All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

At origination, a determination is made whether a loan will be held in the Bank’s portfolio or is intended for sale in the secondary market. Mortgage loans held for sale are recorded at the lower of the aggregate cost or fair value. Generally these loans are held for sale for less than three days. The Bank includes gains and losses on sales of the loans held for sale when the sale is completed.

ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial, commercial real estate, and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment disclosures.

OTHER REAL ESTATE OWNED

Other real estate acquired through or in lieu of foreclosure is initially recorded at fair value, less estimated costs to sell, and any loan balance in excess of fair value is charged to the allowance for loan losses. Subsequent valuations are periodically performed and write-downs are included in other operating expense, as are gains or losses upon sale and expenses related to maintenance of the properties. Other real estate owned amounted to $25 thousand and $10 thousand at December 31, 2012 and 2011, respectively.

PREMISES AND EQUIPMENT

Premises and equipment is stated at cost less accumulated depreciation and amortization. Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income. Depreciation and amortization is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed using the straight-line method.

GOODWILL AND CORE DEPOSIT INTANGIBLE ASSETS

Goodwill is not amortized, but is tested at least annually for impairment, in the fourth quarter or more frequently if indicators of impairment are present. The evaluation for impairment involves comparing the estimated current fair value of the reporting unit to its carrying value, including goodwill. If the estimated current fair value of a reporting unit exceeds its carrying value, no additional testing is required and an impairment loss is not recorded. CSB uses market capitalization and multiples of tangible book value methods to determine the estimated current fair value of its reporting unit. Based on this analysis no impairment was recorded in 2012 or 2011.

The core deposit intangible assets are assigned useful lives, which are amortized on an accelerated basis over their weighted average lives. The Company periodically reviews the intangible asset for impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

MORTGAGE SERVICING RIGHTS

Mortgage servicing rights (“MSRs”) represent the right to service loans for third party investors. MSRs are recognized as a separate asset upon the sale of mortgage loans to a third party investor with the servicing rights retained by CSB. Originated MSRs are recorded at allocated fair value at the time of the sale of the loans to the third party investor. MSRs are amortized in proportion to and over the estimated period of net servicing income. MSRs are carried at amortized cost, less a valuation allowance for impairment, if any. MSRs are evaluated on a discounted earnings basis to determine the present value of future earnings of the underlying serviced mortgages. All assumptions are reviewed annually or more frequently, if necessary, and adjusted to reflect current and anticipated market conditions.

BANK-OWNED LIFE INSURANCE

The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheets and any increases in the cash surrender value are recorded as noninterest income on the Consolidated Statements of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit, which would be recorded as non-interest income.

REPURCHASE AGREEMENTS

Substantially all securities sold under repurchase agreements represent amounts advanced by various customers. Securities owned by the Bank are pledged to cover those obligations, which securities are not deposits and are not covered by federal deposit insurance.

ADVERTISING COSTS

All advertising costs are expensed as incurred. Advertising expenses amounted to $190 thousand, $175 thousand and $169 thousand for the years ended 2012, 2011 and 2010 respectively.

FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated tax return. Deferred income taxes are provided on temporary differences between financial statement and income tax reporting. Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and their tax bases. Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carry forwards. Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized. Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.

The Bank, domiciled in Ohio, is not currently subject to state and local income taxes.

STOCK-BASED COMPENSATION

The Company sponsors a stock-based compensation plan, administered by a committee, under which incentive stock options may be granted periodically to certain employees. The Company recorded no stock-based compensation expense for 2012, 2011 or 2010. There was no income tax benefit recognized in the accompanying Consolidated Statements of Income related to stock-based compensation in 2012, 2011 or 2010. Shares issued in connection with stock option exercises were issued from available treasury shares in 2012.

As of December 31, 2012, there was no unrecognized compensation cost related to unvested share-based compensation awards granted. All shares are vested.

The fair value of each option is amortized into compensation expense on a straight-line basis between the grant date for the option and each vesting date. CSB estimates the fair value of stock options on the date of the grant using the Black-Scholes option pricing model. The model requires the use of numerous assumptions, many of which are highly subjective in nature. There were no option grants for the years ended December 31, 2012 and 2011.

COMPREHENSIVE INCOME

The Company includes recognized revenue, expenses, gains and losses in net income. Although certain changes in assets and liabilities such as unrealized gains and losses on available-for-sale securities are reported as a separate component of the equity section of the Consolidated Balance Sheets, these items along with net income are components of comprehensive income.

TRANSFERS OF FINANCIAL ASSETS

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

PER SHARE DATA

Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during each year. Diluted income per common share includes the dilutive effect of additional potential common shares issuable under stock options.

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2012	2011	2010
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(245,713)	(245,803)	(245,803)

Total weighted average common shares outstanding (basic)	2,734,889	2,734,799	2,734,799
Dilutive effect of assumed exercise of stock options	252	39	—

Weighted average common shares outstanding (diluted)	2,735,141	2,734,838	2,734,799

Dividends per share are based on the number of shares outstanding at the declaration date.

There were 29,760 stock options to purchase common stock for $18.00 per share that were antidilutive at December 31, 2012 and 2011 and there were 39,945 stock options to purchase common stock for $15.00 to $18.00 per share that were antidilutive at December 31, 2010.

ACCOUNTING DEVELOPMENTS

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. The Company has provided the necessary disclosure in Note 14.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRSs, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company has provided the necessary disclosure in the Statement of Comprehensive Income.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In July, 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 gives entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 (early adoption permitted). This ASU is not expected to have a significant impact on the Company’s financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. This ASU is not expected to have a significant impact on the Company’s financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company is currently evaluating the impact that these disclosures will have on its financial statements.

RECLASSIFICATION OF COMPARATIVE AMOUNTS

Certain comparative amounts from the prior years have been reclassified to conform to current year classifications. Such classifications had no effect on net income or shareholders’ equity.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
SECURITIES

NOTE 2 – SECURITIES

Securities consist of the following at December 31:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2012
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. Government corporations and agencies	35,996	27	43	35,980
Mortgage-backed securites in government sponsored entities	66,933	2,107	1	69,039
Asset-backed securities in government sponsored entities	2,862	—	39	2,823
Obligations of states and political subdivisions	16,194	701	12	16,883
Corporate bonds	4,313	112	28	4,397

Total debt securities	126,398	2,947	123	129,222
Equity securities in financial institutions	69	9	9	69

Total available-for-sale	126,467	2,956	132	129,291
Restricted stock	5,463	—	—	5,463

Total securities	$131,930	$2,956	$132	$134,754

2011
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. Government corporations and agencies	28,263	83	23	28,323
Mortgage-backed securites in government sponsored entities	74,834	1,562	64	76,332
Obligations of states and political subdivisions	14,148	732	—	14,880
Corporate bonds	3,445	6	121	3,330

Total debt securities	120,790	2,383	208	122,965
Equity securities in financial institutions	69	3	11	61

Total available-for-sale	120,859	2,386	219	123,026
Restricted stock	5,463	—	—	5,463

Total securities	$126,322	$2,386	$219	$128,489

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$411	$417
Due after one through five years	16,436	16,787
Due after five through ten years	25,564	25,991
Due after ten years	83,987	86,027

Total debt securities available-for-sale	$126,398	$129,222

Securities with a carrying value of approximately $79.2 million and $70.4 million were pledged at December 31, 2012 and 2011, respectively, to secure public deposits, as well as other deposits and borrowings as required or permitted by law.

Restricted stock primarily consists of investments in FHLB and Federal Reserve Bank stock. The Bank’s investment in FHLB stock amounted to $5.0 million at December 31, 2012 and 2011. Federal Reserve Bank stock was $471 thousand at December 31, 2012 and 2011.

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales. There were no securities sold during 2012.

	For the Years ended December 31,
(Dollars in thousands)	2011	2010
Proceeds	$3,244	$3,359
Realized gains	$237	$148
Realized losses	—	—
Impairment losses	—	—

Net securities gains	$237	$148

The income tax provision applicable to realized gains amounted to $81 thousand in 2011 and $51 thousand in 2010. There were no tax benefits recognized from gross realized losses in 2011 or 2010.

The following table presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
2012
Obligations of U.S. Corporations and agencies	$43	$15,957	$—	$—	$43	$15,957
Mortgage-backed securities in government sponsored entities	1	344	—	—	1	344
Asset-backed securities in government sponsored entities	39	1,833	—	—	39	1,833
Obligations of states and political subdivisions	12	1,737	—	—	12	1,737
Corporate bonds	4	366	24	975	28	1,341

Total debt securities	99	20,237	24	975	123	21,212
Equity securities in financial institutions	—	—	9	45	9	45

Total temporarily impaired securities	$99	$20,237	$33	$1,020	$132	$21,257

2011
Obligations of U.S. Corporations and agencies	$23	$6,974	$—	$—	$23	$6,974
Mortgage-backed securities in government sponsored entities	63	16,794	1	192	64	16,986
Corporate bonds	49	2,397	72	428	121	2,825

Total debt securities	135	26,165	73	620	208	26,785
Equity securities in financial institutions	—	—	11	43	11	43

Total temporarily impaired securities	$135	$26,165	$84	$663	$219	$26,828

There were twenty-three (23) securities in an unrealized loss position at December 31, 2012, four (4) of which were in a continuous loss position for twelve or more months. At least quarterly, the Company conducts a comprehensive security-level impairment assessment. The assessments are based on the nature of the securities, the extent and duration of the securities, the extent and duration of the loss, management’s intent to sell or if it is more likely than not that management will be required to sell a security before recovery of its amortized cost basis, which may be maturity. Management believes the Company will fully recover the cost of these securities and it does not intend to sell these securities and likely will not be required to sell them before the anticipated recovery of the remaining amortized cost basis, which may be maturity. As a result, management concluded that these securities were not other-than-temporarily impaired at December 31, 2012 and has recognized the total amount of the impairment in accumulated other comprehensive income, net of tax.

Loans	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
LOANS

NOTE 3 – LOANS

Loans consist of the following at December 31:

(Dollars in thousands)	2012	2011
Commercial	$104,899	$89,828
Commercial real estate	119,192	106,332
Residential real estate	110,412	103,518
Construction & land development	23,358	18,061
Consumer	6,480	6,216

Total loans before deferred costs	364,341	323,955
Deferred loan costs	239	227

Total Loans	$364,580	$324,182

Loan Origination/Risk Management

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews and approves these policies and procedures on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

Commercial loans are underwritten after evaluating and understanding the borrower’s ability to operate profitably and prudently expand its business. Underwriting standards are designed to promote relationship banking rather than transactional banking. The Company’s management examines current and occasionally projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. Most commercial loans are secured by the assets being financed or other business assets such as accounts receivable or inventory and may incorporate a personal guarantee; however, some short-term loans may be made on an unsecured basis. In the case of loans secured by accounts receivable, the availability of funds for the repayment of these loans may be substantially dependent on the ability of the borrower to collect amounts due from its customers.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be adversely affected by conditions in the real estate markets or in the general economy. The properties securing the Company’s commercial real estate portfolio are diverse in terms of type. This diversity helps reduce the Company’s exposure to adverse economic events that affect any single industry. Management monitors and evaluates commercial real estate loans based on collateral, geography and risk grade criteria. In addition, management tracks the level of owner-occupied commercial real estate loans versus non-owner occupied loans. At December 31, 2012 and 2011, approximately 81% and 89%, respectively of the outstanding principal balance of the Company’s commercial real estate loans were secured by owner-occupied properties.

With respect to loans to developers and builders that are secured by non-owner occupied properties, the Company generally requires the borrower to have had an existing relationship with the Company and have a proven record of success. Construction and land development loans are underwritten utilizing independent appraisal reviews, sensitivity analysis of absorption and lease rates and financial analysis of the developers and property owners. Construction and land development loans are generally based upon estimates of costs and value associated with the completed project. These estimates may be inaccurate. Construction and land development loans often involve the disbursement of substantial funds with repayment substantially dependent on the success of the ultimate project. Sources or repayment for these types of loans may be pre-committed permanent loans from approved long-term lenders, sales of developed property or an interim loan commitment from the Company until permanent financing is obtained. These loans are closely monitored by on-site inspections and are considered to have higher risk than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, governmental regulation of real property, general economic conditions and the availability of long-term financing.

The Company originates consumer loans utilizing a judgmental underwriting process. To monitor and manage consumer loan risk, policies and procedures are developed and modified, as needed, jointly by line and staff personnel. This activity, coupled with relatively small loan amounts that are spread across many individual borrowers, minimizes risk.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management. The loan review process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Company’s policies and procedures.

Concentrations of Credit

Nearly all of the Company’s lending activity occurs within the State of Ohio, including the four counties of Holmes, Stark, Tuscarawas and Wayne, as well as other markets. The majority of the Company’s loan portfolio consists of commercial and industrial and commercial real estate loans. As of December 31, 2012 and 2011, there were no concentrations of loans related to any single industry.

Allowance for Loan Losses

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2012, 2011 and 2010. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
December 31, 2012
Beginning balance, January 1	$1,024	$1,673	$894	$180	$78	$233	$4,082
Provision for loan losses	(78)	512	206	73	23	87	823
Charge-offs	(29)	(283)	(106)	—	(89)		(507)
Recoveries	16	—	102	—	64		182

Net charge-offs	(13)	(283)	(4)	—	(25)		(325)

Ending balance	$933	$1,902	$1,096	$253	$76	$320	$4,580

December 31, 2011
Beginning balance, January 1	$1,179	$1,183	$1,057	$213	$80	$319	$4,031
Provision for loan losses	294	558	115	8	61	(86)	950
Charge-offs	(487)	(68)	(297)	(41)	(121)		(1,014)
Recoveries	38	—	19	—	58		115

Net charge-offs	(449)	(68)	(278)	(41)	(63)		(899)

Ending balance	$1,024	$1,673	$894	$180	$78	$233	$4,082

December 31, 2010
Beginning balance, January 1	$1,031	$1,338	$1,140	$246	$77	$228	$4,060
Provision for loan losses	534	32	405	110	63	91	1,235
Charge-offs	(479)	(187)	(488)	(143)	(92)		(1,389)
Recoveries	93	—	—	—	32		125

Net charge-offs	(386)	(187)	(488)	(143)	(60)		(1,264)

Ending balance	$1,179	$1,183	$1,057	$213	$80	$319	$4,031

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and based on impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
2012
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$85	$522	$172	$—	$—	$—	$779
Collectively evaluated for impairment	848	1,380	924	253	76	320	3,801

Total ending allowance balance	$933	$1,902	$1,096	$253	$76	$320	$4,580

Loans:
Loans individually evaluated for impairment	$4,315	$4,573	$1,137	$166	$—		$10,191
Loans collectively evaluated for impairment	100,584	114,619	109,275	23,192	6,480		354,150

Total ending loans balance	$104,899	$119,192	$110,412	$23,358	$6,480		$364,341

2011
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$165	$304	$53	$—	$—	$—	$522
Collectively evaluated for impairment	859	1,369	841	180	78	233	3,560

Total ending allowance balance	$1,024	$1,673	$894	$180	$78	$233	$4,082

Loans:
Loans individually evaluated for impairment	$4,605	$2,476	$182	$—	$—		$7,263
Loans collectively evaluated for impairment	85,223	103,856	103,336	18,061	6,216		316,692

Total ending loans balance	$89,828	$106,332	$103,518	$18,061	$6,216		$323,955

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment	Interest Income recognized
2012
Commercial	$4,315	$—	$4,329	$4,329	$85	$4,123	$167
Commercial real estate	4,906	1,723	2,849	4,572	522	4,396	152
Residential real estate	1,223	86	1,057	1,143	172	770	18
Construction & land development	173	166	—	166	—	167	—

Total impaired loans	$10,617	$1,975	$8,235	$10,210	$779	$9,456	$337

2011
Commercial	$4,605	$—	$4,605	$4,605	$165	$2,890	$91
Commercial real estate	2,621	—	2,476	2,476	304	2,924	78
Residential real estate	182	—	182	182	53	103	—
Construction & land development	—	—	—	—	—	—	—

Total impaired loans	$7,408	$—	$7,263	$7,263	$522	$5,917	$169

2010
Commercial	$644	$51	$571	$622	$106	$571	$2
Commercial real estate	1,047	109	777	886	132	1,631	—
Residential real estate	590	298	—	298	—	97	—
Construction & land development	683	—	440	440	92	483	—

Total impaired loans	$2,964	$458	$1,788	$2,246	$330	$2,782	$2

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 days past due	60-89 days past due	90 days + past due	Non-accrual	Total past due and non- accrual	Total loans
2012
Commercial	$104,348	$60	$8	$—	$483	$551	$104,899
Commercial real estate	117,372	41	34	—	1,745	1,820	119,192
Residential real estate	108,574	472	430	131	805	1,838	110,412
Construction & land development	23,180	—	5	—	173	178	23,358
Consumer	6,325	132	23	—	—	155	6,480

Total Loans	$359,799	$705	$500	$131	$3,206	$4,542	$364,341

2011
Commercial	$89,365	$272	$28	$150	$13	$463	$89,828
Commercial real estate	103,828	587	250	141	1,526	2,504	106,332
Residential real estate	100,297	1,443	303	282	1,193	3,221	103,518
Construction & land development	17,885	—	—	—	176	176	18,061
Consumer	5,985	194	29	8	—	231	6,216

Total Loans	$317,360	$2,496	$610	$581	$2,908	$6,595	$323,955

Troubled Debt Restructurings

The Company had troubled debt restructurings of $8.7 million as of December 31, 2012, with $718 thousand of specific reserves allocated to customers whose loan terms have been modified in troubled debt restructurings. As of December 31, 2011, the Company had troubled debt restructurings of $8.5 million, with $516 thousand of specific reserves allocated.

Of the loans that were restructured in 2011, one loan in the amount of $54 thousand subsequently defaulted in 2012. Of the loans that were restructured in 2010, two loans totaling $199 thousand subsequently defaulted in 2011.

Loan modifications that are considered troubled debt restructurings completed during the year ended December 31:

(Dollars in thousands)	Number of loans restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
2012
Commercial real estate	2	$177	$177
Residential real estate	9	798	798

Total Restructured Loans	11	$975	$975

2011
Commercial	2	$4,440	$4,440
Commercial real estate	2	372	372
Residential real estate	5	286	286

Total Restructured Loans	9	$5,098	$5,098

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information and current economic trends, among other factors. The Company analyzes commercial loans individually by classifying the loans as to credit risk. This analysis includes commercial loans with an outstanding balance greater than $275 thousand. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Pass. Loans classified as pass (Acceptable, Low Acceptable or Pass Watch) may exhibit a wide array of characteristics but at a minimum represent an acceptable risk to the bank. Borrowers in this rating may have leveraged but acceptable balance sheet positions, satisfactory asset quality, stable to favorable sales & earnings trends, acceptable liquidity and adequate cash flow. Loans are considered fully collectible and require an average amount of administration. While generally adhering to credit policy, these loans may exhibit occasional exceptions that do not result in undue risk to the Bank. Borrowers are generally capable of absorbing setbacks, financial and otherwise, without the threat of failure.

Special Mention. Loans classified as special mention have a material weakness that deserves management’s close attention. If left uncorrected, these weaknesses may result in deterioration of the repayment prospects for the loan or of the Bank’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. Loans listed as not rated are either less than $275 thousand or are included in groups of homogeneous loans. Based on the most recent analysis performed, the risk category of loans by class is as follows at December 31:

(Dollars in thousands)	Pass	Special mention	Substandard	Doubtful	Not rated	Total
2012
Commercial	$92,123	$5,854	$6,637	$—	$285	$104,899
Commercial real estate	102,602	5,671	8,459	—	2,460	119,192
Residential real estate	200	—	53	—	110,159	110,412
Construction & land development	18,063	2,750	1,244	—	1,301	23,358
Consumer	—	—	—	—	6,480	6,480

Total	$212,988	$14,275	$16,393	$—	$120,685	$364,341

2011
Commercial	$76,216	$5,147	$7,710	$—	$755	$89,828
Commercial real estate	84,846	10,385	8,686	—	2,415	106,332
Residential real estate	1,151	—	61	—	102,306	103,518
Construction & land development	12,695	4,340	168	—	858	18,061
Consumer	—	—	—	—	6,216	6,216

Total	$174,908	$19,872	$16,625	$—	$112,550	$323,955

Non-performing loans include loans past due 90 days and greater and loans on nonaccrual of interest status. The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Non-Performing	Total
2012
Commercial	$285	$—	$285
Commercial real estate	2,460	—	2,460
Residential real estate	109,276	883	110,159
Construction & land development	1,294	7	1,301
Consumer	6,480	—	6,480

Total	$119,795	$890	$120,685

2011
Commercial	$755	$—	$755
Commercial real estate	2,415	—	2,415
Residential real estate	100,892	1,414	102,306
Construction & land development	850	8	858
Consumer	6,208	8	6,216

Total	$111,120	$1,430	$112,550

Loans serviced for others approximated $60.2 million and $49.9 million at December 31, 2012 and 2011, respectively.

Mortgage Servicing Rights

For the years ended December 31, 2012 and 2011, the Company had outstanding mortgage servicing rights (“MSRs”) of $214 thousand and $167 thousand, respectively. No valuation allowance was recorded at December 31, 2012 or 2011 as the fair value of the MSRs exceeded their carrying value. On December 31, 2012, the Company had $52.7 million residential mortgage loans with servicing retained as compared to $44.3 million with servicing retained at December 31, 2011.

Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 4 – PREMISES AND EQUIPMENT

Premises and equipment consist of the following at December 31:

(Dollars in thousands)	2012	2011
Land and improvements	$1,489	$1,489
Buildings and improvements	9,422	9,422
Furniture and equipment	6,763	6,272
Leashold improvements	260	260

	17,934	17,443
Accumulated depreciation	9,459	8,930

Premises and equipment, net	$8,475	$8,513

The Bank leases certain office locations. Total rental expense under these leases approximated $298 thousand, $187 thousand, and $142 thousand in 2012, 2011 and 2010, respectively. Depreciation expense amounted to $567 thousand, $530 thousand and $527 thousand for the years ended December 31, 2012, 2011 and 2010, respectively.

Future minimum lease payments at December 31, 2012 were as follows:

(Dollars in thousands)
2013	$299
2014	299
2015	294
2016	172
2017	32

Total	$1,096

Core Deposit Intangible Assets	12 Months Ended
Dec. 31, 2012
Core Deposit Intangible Assets [Abstract]
CORE DEPOSIT INTANGIBLE ASSETS

NOTE 5 – CORE DEPOSIT INTANGIBLE ASSETS

Core Deposit Intangible

No additional core deposit intangible was recorded in 2012, with $706 thousand recorded as a result of the acquisition of two branches in Wooster, Ohio in 2011. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $140 thousand, $78 thousand and $63 thousand in 2012, 2011 and 2010, respectively. The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2012	2011	2010
Gross carrying amount	$1,251	$1,251	$545
Accumulated amortization	(357)	(217)	(139)

Net carrying amount	$894	$1,034	$406

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2012 is as follows:

(Dollars in thousands)	Core deposit amortization
2013	$135
2014	129
2015	125
2016	121
2017	116
Thereafter	268

$894

Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2012
Interest-Bearing Deposits and Regulatory Matters [Abstract]
INTEREST-BEARING DEPOSITS

NOTE 6 – INTEREST-BEARING DEPOSITS

Interest-bearing deposits at December 31 are as follows:

(Dollars in thousands)	2012	2011
Demand	$74,429	$61,830
Savings	138,794	123,304
Time deposits:
In excess of $100,000	54,163	60,090
Other	103,910	112,439

Total interest-bearing deposits	$371,296	$357,663

At December 31, 2012, stated maturities of time deposits were as follows:

(Dollars in thousands)
2013	$97,619
2014	30,913
2015	10,862
2016	11,385
2017	7,294

Total	$158,073

Borrowings	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
BORROWINGS

NOTE 7 – BORROWINGS

Short-term borrowings

Short-term borrowings include overnight repurchase agreements, federal funds purchased and short-term advances through the FHLB. The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2012	2011
Balance at year-end	$43,992	$37,073
Average balance outstanding	40,893	32,577
Maximum month-end balance	43,992	37,073
Weighted-average rate at year-end	0.20%	0.25%
Weighted-average rate during the year	0.22	0.43

Average balances outstanding during the year represent daily average balances, and average interest rates represent interest expenses divided by the related average balances.

Other borrowings

The following table sets forth information concerning other borrowings:

(Dollars in thousands)	Maturity range		Weighted average interest	Stated interest rate range		At December 31,
Description	From	To	rate	From	To	2012	2011
Fixed rate	3/14/2012	12/21/2017	3.62%	3.48%	3.73%	12,000	18,000
Fixed rate amortizing	1/1/2012	3/1/2017	6.01	4.80	7.15	672	1,161

						12,672	19,161

Maturities of other borrowings at December 31, 2012, are summarized as follows:

(Dollars in thousands) Year ending December 31	Amount	Weighted- average rate
2013	$215	6.06%
2014	2,190	3.91
2015	169	6.01
2016	96	5.84
2017	10,002	3.61

	$12,672	3.75%

Monthly principal and interest payments are due on the fixed rate amortizing borrowings; additionally a 10% principal curtailment is due on the borrowing’s anniversary date. FHLB borrowings are secured by a blanket collateral agreement. At December 31, 2012 the Company has the capacity to borrow an additional $41.1 million from the FHLB.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

NOTE 8 – INCOME TAXES

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current	$2,040	$1,257	$1,275
Deferred	(50)	345	293

Total income tax provision	$1,990	$1,602	$1,568

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2012	2011	2010
Expected provision using statutory federal income tax rate	$2,223	$1,798	$1,722
Tax-exempt income on state and municipal securities and political subdivision loans	(269)	(169)	(149)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	6	8	9
Other	30	(35)	(14)

Total income tax provision	$1,990	$1,602	$1,568

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2012	2011
Allowance for loan losses	$1,470	$1,195
Net operating loss carryforward	598	727
Capital loss carryforward	35	35
Other	109	147

	2,212	2,104

Valuation allowance on deferred tax assets	(35)	(35)

Deferred tax assets	2,177	2,069

Premises and equipment	(399)	(389)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(173)	(121)
Unrealized gain on securities available for sale	(960)	(736)
Prepaid Expenses	(120)	(83)
Other	(265)	(206)

Deferred tax liabilities	(2,653)	(2,271)

Net deferred tax liability	$(476)	$(202)

The Company has a net operating loss tax carry-forward of approximately $1.8 million, as of December 31, 2012. The net operating loss carry-forward can be used to offset future taxable income and will begin to expire in tax year 2026.

The Company believes it is more likely than not that the benefit of deferred tax assets will be realized with the possible exception of the capital loss carry forward due to expire in 2014. A valuation allowance for the capital loss carry forward is reflected at December 31, 2012 and 2011. No additional valuation allowance is deemed necessary in view of certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company’s earnings potential.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. CSB recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, CSB is no longer subject to U.S. federal, state, or local income tax examinations by tax authorities for years prior to 2009.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
EMPLOYEE BENEFITS

NOTE 9 – EMPLOYEE BENEFITS

The Company sponsors a contributory 401(k) profit-sharing plan covering substantially all employees who meet certain age and service requirements. The Plan permits investment in the Company’s common stock subject to various limitations and provides for discretionary profit sharing and matching contributions. The discretionary profit sharing contribution is determined annually by the Board of Directors and amounted to 2.5% of each eligible participant’s compensation for 2012, 2011 and 2010, respectively. The Plan also provides for a 50% Company match of participant contributions up to a maximum of 2% of each participant’s annual compensation. Expense under the Plan amounted to approximately $270 thousand, $242 thousand and $199 thousand for 2012, 2011 and 2010, respectively.

The Company maintains a stock option plan. No stock options were granted during the three years presented.

The following summarizes stock options activity for the years ended December 31:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	39,620	$17.49	39,945	$17.48	40,195	$17.47
Granted	—	—	—	—	—	—
Exercised	(4,650)	16.05	—	—	—	—
Forfeited	(3,210)	16.06	(325)	(16.05)	(250)	(16.05)

Outstanding at end of year	31,760	17.85	39,620	17.49	39,945	17.48

Options exercisable at year-end	31,760	$17.85	39,620	$17.49	39,945	$17.48
Weighted-average fair value of options granted during year		N/A		N/A		N/A

Options outstanding at December 31, 2012 were as follows:

	Outstanding		Exercisable
Range of exercisable prices	Number	Weighted avereage remaining contractual life (years)	Number	Weighted average exercise price
$ 15.00	1,000	1.59	1,000	$15.00
16.10	1,000	0.55	1,000	16.10
18.00	29,760	3.21	29,760	18.00

Outstanding at year-end	31,760	3.07	31,760	$17.85

The total intrinsic value of outstanding in-the-money stock options and outstanding in-the-money exercisable stock options was $4,480 and $7,852 at December 31, 2012 and 2011, respectively. There were 4,650 stock options exercised in 2012 and no stock options exercised in 2011 and 2010. There were no share awards vested in 2012 or 2011.

Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments With Off-Balance Sheet Risk and Contingent Liabilities [Abstract]
FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

NOTE 10 – FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Bank is party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments are primarily loan commitments to extend credit and letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amounts recognized in the Consolidated Balance Sheets. The contract amount of these instruments reflects the extent of involvement the Bank has in these financial instruments. The Bank’s exposure to credit loss in the event of the nonperformance by the other party to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of these instruments. The Bank uses the same credit policies in making loan commitments as it does for on-balance sheet loans.

The following financial instruments whose contract amount represents credit risk were outstanding at December 31:

(Dollars in thousands)	2012	2011
Commitments to extend credit	$105,829	$90,845

Letters of credit	$1,539	$875

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The amount of collateral, obtained if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the customer. Collateral held varies but may include accounts receivable, recognized inventory, property, plant and equipment; and income-producing commercial properties.

Letters of credit are written conditional commitments issued by the Company to guarantee the performance of a customer to a third party and are reviewed for renewal at expiration. All letters of credit outstanding at December 31, 2012 are due on demand or expire in 2013. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. The Company requires collateral supporting these commitments when deemed appropriate.

Related-Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 11 – RELATED-PARTY TRANSACTIONS

In the ordinary course of business, loans are granted by the Company to executive officers, directors and their related business interests consistent with Federal Reserve Regulation O. The following is an analysis of activity of related-party loans for the year end December 31, 2012:

(Dollars in thousands)
Balance at beginning of year	$3,651
New loans and advances	4,108
Repayments, including loans sold	1,541

Balance at end of year	$6,218

Deposits from executive officers, directors and their related business interests at both December 31, 2012 and 2011 were approximately $10.5 million and $10.2 million.

Regulatory Matters	12 Months Ended
Dec. 31, 2012
Interest-Bearing Deposits and Regulatory Matters [Abstract]
REGULATORY MATTERS

NOTE 12 – REGULATORY MATTERS

The Company (on a consolidated basis) and Bank are subject to various regulatory capital requirements administered by the federal and state banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios (set forth in the following table) of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital to average assets (as defined). Management believes, as of December 31, 2012 and 2011, that the Company and Bank met or exceeded all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from federal and state banking agencies categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized” an institution must maintain minimum total risk-based Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables. There are no known conditions or events since that notification that Management believes have changed the Bank’s category.

The actual capital amounts and ratios of the Company and Bank as of December 31, are presented in the following tables:

	Actual		Minimum required for capital adequacy purposes		Minimum required to be well capitalized under prompt corrective action regulations
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital (to risk-weighted assets)
Consolidated	$49,534	13.3%	$29,707	8.0%	$37,134	10.0%
Bank	48,940	13.2	29,695	8.0	37,118	10.0
Tier I capital (to risk-weighted assets)
Consolidated	44,946	12.1	14,854	4.0	22,280	6.0
Bank	44,352	12.0	14,847	4.0	22,271	6.0
Tier I capital (to average assets)
Consolidated	44,946	7.9	22,794	4.0	28,493	5.0
Bank	44,352	7.8	22,788	4.0	28,485	5.0

	Actual		Minimum required for capital adequacy purposes		Minimum required to be well capitalized under prompt corrective action regulations
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital (to risk-weighted assets)
Consolidated	$46,300	14.2%	$26,133	8.0%	$32,667	10.0%
Bank	45,517	13.9	26,114	8.0	32,643	10.0
Tier I capital (to risk-weighted assets)
Consolidated	42,220	12.9	13,067	4.0	19,600	6.0
Bank	41,437	12.7	13,057	4.0	19,586	6.0
Tier I capital (to average assets)
Consolidated	42,220	8.1	20,971	4.0	26,214	5.0
Bank	41,437	7.9	20,965	4.0	26,207	5.0

The Company’s primary source of funds with which to pay dividends are dividends received from the Bank. The payment of dividends by the Bank to the Company is subject to restrictions by its regulatory agencies. These restrictions generally limit dividends to current year net income and prior two-years’ net retained earnings. Also, dividends may not reduce capital levels below the minimum regulatory requirements disclosed in the prior table. Under these provisions, at January 1, 2013, the Bank could dividend $6.2 million to the Company. The Company does not anticipate the financial need to obtain regulatory approval due to its current cash balances and ability to access the credit markets. Federal law prevents the Company from borrowing from the Bank unless loans are secured by specific obligations. Further, such secured loans are limited to an amount not exceeding ten percent of the Bank’s common stock and capital surplus.

Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION

NOTE 13 – CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 follows:

(Dollars in thousands)	2012	2011
CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$388	$535
Investment in subsidiary bank	51,858	48,652
Securities available-for-sale	69	60
Other assets	207	196

TOTAL ASSETS	$52,522	$49,443

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$69	$14
Total shareholders’ equity	52,453	49,429

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$52,522	$49,443

(Dollars in thousands)	2012	2011	2010
CONDENSED STATEMENTS OF INCOME
Interest on securities	$2	$1	$1
Dividends from subsidiary	2,000	2,300	2,000

Total income	2,002	2,301	2,001
Operating expenses	354	336	483

Income before taxes and undistributed equity income of subsidiary	1,648	1,965	1,518
Income tax benefit	(120)	(115)	(164)
Equity earnings in subsidiary, net of dividends	2,779	1,607	1,814

NET INCOME	$4,547	$3,687	$3,496

COMPREHENSIVE INCOME	$4,981	$4,244	$3,301

(Dollars in thousands)	2012	2011	2010
CONDENSED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$4,547	$3,687	$3,496
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends	(2,779)	(1,607)	(1,814)
Change in other assets, liabilities	49	48	21

Net cash provided by operating activities	1,817	2,128	1,703

Cash flows from investing activities:
Purchase of investment securities	—	—	(4)

Net cash used in investing activities	—	—	(4)

Cash flows from financing activities:
Cash dividends paid	(1,969)	(1,969)	(1,969)
Cash received from exercise of stock options	5	—	—

Net cash used in financing activities	(1,964)	(1,969)	(1,969)

Increase (decrease) in cash	(147)	159	(270)
Cash at beginning of year	535	376	646

Cash at end of year	$388	$535	$376

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 14 – FAIR VALUE MEASUREMENTS

The Company provides disclosures about assets and liabilities carried at fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority to unobservable inputs. The three broad levels of the fair value hierarchy are described below:

Level I:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level II:	Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by or other means including certified appraisals. If the asset or liability has a specified (contractual) term, the Level II input must be observable for substantially the full term of the asset or liability.

Level III:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy. No liabilities are carried at fair value. As required by the accounting standards, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Equity securities and U.S. Treasury Notes are valued at the closing price reported on the active market on which the individual securities are traded. Obligations of U.S. government corporations and agencies, mortgage-backed securities, asset-backed securities and obligations of states and political subdivisions are valued at observable market data for similar assets.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2012
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	35,980	—	35,980
Mortgage-backed securities in government sponsored entities	—	69,039	—	69,039
Asset-backed securities in government sponsored entities	—	2,823	—	2,823
Obligations of states and political subdivisions	—	16,883	—	16,883
Corporate bonds	—	4,397	—	4,397

Total debt securities	100	129,122	—	129,222
Equity securities in financial institutions	69	—	—	69

Total available-for-sale securities	$169	$129,122	$—	$129,291

	December 31, 2011
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	28,323	—	28,323
Mortgage-backed securities in government sponsored entities	—	76,332	—	76,332
Obligations of states and political subdivisions	—	14,880	—	14,880
Corporate bonds	—	3,330	—	3,330

Total debt securities	100	122,865	—	122,965
Equity securities in financial institutions	61	—	—	61

Total available-for-sale securities	$161	$122,865	$—	$123,026

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy. Impaired loans and other real estate that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loans include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

The fair value of MSRs is based on a valuation model that calculates the present value of estimated net servicing income. The valuation model incorporates discounted cash flow and repayment assumptions based on management’s best judgment. As a result, these rights are measured at fair value on a nonrecurring basis and are classified within Level III of the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2012
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$9,412	$9,412
Other real estate owned	—	—	25	25
Mortgage servicing rights	—	—	214	214
	December 31, 2011
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$6,741	$6,741
Other real estate owned	—	—	10	10
Mortgage servicing rights	—	—	167	167

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair value	Valuation	Unobservable
(Dollars in thousands)	estimate	techniques	input	Range
	December 31, 2012
Impaired loans	$7,260	Discounted cash flow	Remaining term Discount rate	4 mos to 29 yrs 7.5% to 12%
	2,152	Appraisal of collateral (1),(3)	Appraisal adjustments (2) Liquidation expense (2)	-20% to -35% -10%
Other real estate owned	25	Appraisal of collateral (1), (3)	Management discount for property type (3)	0% to -67%
Mortgage servicing rights	214	Discounted cash flow	Remaining term Discount rate	24 mos to 30 yrs 1.5%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments [Abstract]
FAIR VALUES OF FINANCIAL INSTRUMENTS

NOTE 15 – FAIR VALUES OF FINANCIAL INSTRUMENTS

The estimated fair values of recognized financial instruments as of December 31 are as follows:

	2012
(Dollars in thousands)	Carrying Value	Level 1	Level II	Level III	Total Fair Value
Financial assets:
Cash and cash equivalents	$66,878	$66,878	$—	$—	$66,878
Securities	129,291	8,164	120,100	1,027	129,291
Net loans	360,000	—	—	367,028	367,028
Bank-owned life insurance	8,298	8,298	—	—	8,298
Restricted stock	5,463	—	5,463	—	5,463
Accrued interest receivable	1,317	1,317	—	—	1,317
Financial liabilities:
Deposits	$475,443	$317,369	$—	$159,573	$476,942
Short-term borrowings	43,992	43,992	—	—	43,992
Other borrowings	12,672	—	—	13,772	13,772
Accrued interest payable	135	135	—	—	135

	2011
(Dollars in thousands)	Carrying value	Fair value
Financial assets:
Cash and cash equivalents	$82,258	$82,258
Securities	123,026	123,026
Restricted Stock	5,463	5,463
Bank-owned life insurance	3,068	3,068
Loans, net	320,100	327,138
Accrued interest receivable	1,349	1,349
Financial liabilities:
Deposits	$443,553	$445,587
Short-term borrowings	37,073	37,073
Other borrowings	19,161	20,087
Accrued interest payable	182	182

For purposes of the above disclosures of estimated fair value, the following assumptions are used:

Cash and cash equivalents; Accrued interest receivable; Short-term borrowings, Accrued interest payable

The fair value of the above instruments is considered to be carrying value.

Securities

The fair value of securities available-for-sale which are measured on a recurring basis are determined primarily by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on securities’ relationship to other similar securities. Classified as Level I or Level II in the fair value hierarchy.

Net loans

The fair value for loans is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value. Fair value of non-accrual loans is based on carrying value, classified as Level III.

Bank-owned life insurance

The carrying amount of bank-owned life insurance is based on the cash surrender value of the policies and is a reasonable estimate of fair value, classified as Level I.

Restricted stock

Restricted stock includes FHLB Stock and Federal Reserve Bank Stock. It is not practicable to determine the fair value of regulatory equity securities due to restrictions placed on their transferability. Fair value is based on carrying value, classified as Level II.

Deposits

The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount rates are estimated using market rates currently offered for similar instruments with similar remaining maturities, resulting in a Level III classification. Demand, savings, and money market deposit accounts are valued at the amount payable on demand as of quarter end, resulting in a Level I classification.

Other borrowings

The fair value of FHLB advances are estimated using a discounted cash flow analysis based on the current borrowing rates for similar types of borrowings, resulting in a Level III classification.

The Company also has unrecognized financial instruments at December 31, 2012 and 2011. These financial instruments relate to commitments to extend credit and letters of credit. The aggregated contract amount of such financial instruments was approximately $107.4 million at December 31, 2012 and $91.7 million at December 31, 2011. Such amounts are also considered to be the estimated fair values.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information. These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument over the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Since no ready market exists for a significant portion of the financial instruments, fair value estimates are largely based on judgments after considering such factors as future expected credit losses, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates.

Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Financial Instruments With Off-Balance Sheet Risk and Contingent Liabilities [Abstract]
CONTINGENT LIABILITIES

NOTE 16 – CONTINGENT LIABILITIES

In the normal course of business, the Company is subject to pending and threatened legal actions. Although, the company is not able to predict the outcome of such actions, after reviewing pending and threatened actions, management believes that the outcome of any or all such actions will not have a material adverse effect on the results of operations or shareholders’ equity of the Company.

The Company has an employment agreement with an officer. Upon the occurrence of certain types of termination of employment, the Company may be required to make specified severance payments if termination occurs within a specified period of time, generally two years from the date of the agreement, or pursuant to certain change in control transactions.

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 17 – QUARTERLY FINANCIAL DATA (UNAUDITED)

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands)	Interest income	Net interest income	Net income	Basic earnings per share	Diluted earnings per share
2012
First quarter	$5,132	$4,313	$1,055	$0.39	$0.39
Second quarter	5,151	4,397	1,141	0.41	0.41
Third quarter	5,148	4,426	1,231	0.45	0.45
Fourth quarter	5,153	4,470	1,120	0.41	0.41
2011
First quarter	$4,946	$3,934	$896	$0.33	$0.33
Second quarter	5,003	4,096	973	0.35	0.35
Third quarter	4,958	4,098	998	0.37	0.37
Fourth quarter	5,111	4,212	820	0.30	0.30

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
USE OF ESTIMATES IN PREPARING FINANCIAL STATEMENTS

USE OF ESTIMATES IN PREPARING FINANCIAL STATEMENTS

In preparing consolidated financial statements in conformity with U.S. generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the Consolidated Balance Sheets and reported amounts of revenues and expenses during each reporting period. Actual results could differ from those estimates. The most significant estimates susceptible to change in the near term relate to management’s determination of the allowance for loan losses and the fair value of financial instruments.

PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

The Bank has established a trust department and the assets held by the Bank in fiduciary or agency capacities for its customers are not included in the Consolidated Balance Sheets as such items are not assets of the Bank.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

For purposes of the Consolidated Statements of Cash Flows, cash and cash equivalents include cash on hand and amounts due from banks which mature overnight or within ninety days.

CASH RESERVE REQUIREMENTS

CASH RESERVE REQUIREMENTS

The Bank is required by the Federal Reserve to maintain reserves consisting of cash on hand and noninterest-earning balances on deposit with the Federal Reserve Bank. The required reserve balance at December 31, 2012 and 2011 was $0 and $400,000, respectively.

SECURITIES

SECURITIES

Securities designated as available-for-sale are carried at fair value with unrealized gains and losses on such securities, net of applicable income taxes, recognized as other comprehensive income (loss).

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity based on the interest method. Such amortization and accretion is included in interest and dividends on securities.

Gains and losses on sales of securities are accounted for on a trade date basis, using the specific identification method, and are included in non-interest income. Securities are periodically reviewed for other-than-temporary impairment based upon a number of factors, including, but not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the receipt of principal and interest according to the contractual terms, the ability of the issuer to meet contractual obligations, the likelihood of the security’s ability to recover any decline in its market value and management’s intent and ability to hold the security for a period of time sufficient to allow for a recovery in market value. Among the factors that are considered in determining management’s intent and ability to hold the security is a review of the Company’s capital adequacy, interest rate risk position and liquidity. The assessment of a security’s ability to recover any decline in market value, the ability of the issuer to meet contractual obligations and management’s intent and ability to hold the security requires considerable judgment. A decline in value that is considered to be other-than-temporary is recorded as a loss within non-interest income in the Consolidated Statements of Income.

Investments in Federal Home Loan Bank of Cincinnati (“FHLB”) and Federal Reserve Bank stock are classified as restricted stock, carried at cost, and evaluated for impairment. The Bank is required to maintain an investment in common stock of the FHLB and Federal Reserve Bank because the Bank is a member of the FHLB and the Federal Reserve System. We consider these stocks to be nonmarketable equity securities and carry them at cost.

While the Federal Home Loan Banks have been negatively impacted by the current economic conditions, the Federal Home Loan Bank of Cincinnati has reported profits for 2012 and 2011, remains in compliance with regulatory capital and liquidity requirements, continues to pay dividends on the stock and make redemptions at the par value. With consideration given to these factors, management concluded that the stock was not impaired at December 31, 2012 or 2011.

LOANS

LOANS

Loans that management has the intent and ability to hold for the foreseeable future, or until maturity or pay-off, generally are stated at their outstanding principal amount, adjusted for charge-offs, the allowance for loan losses and any deferred loan fees or costs on originated loans. Interest is accrued based upon the daily outstanding principal balance. Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield over the life of the related loan.

Interest income is not reported when full repayment is in doubt, typically when the loan is impaired or payments are past due over 90 days. All interest accrued but not collected for loans that are placed on nonaccrual or charged-off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

At origination, a determination is made whether a loan will be held in the Bank’s portfolio or is intended for sale in the secondary market. Mortgage loans held for sale are recorded at the lower of the aggregate cost or fair value. Generally these loans are held for sale for less than three days. The Bank includes gains and losses on sales of the loans held for sale when the sale is completed.

ALLOWANCE FOR LOAN LOSSES

ALLOWANCE FOR LOAN LOSSES

The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to income. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial, commercial real estate, and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment disclosures.

OTHER REAL ESTATE OWNED

OTHER REAL ESTATE OWNED

Other real estate acquired through or in lieu of foreclosure is initially recorded at fair value, less estimated costs to sell, and any loan balance in excess of fair value is charged to the allowance for loan losses. Subsequent valuations are periodically performed and write-downs are included in other operating expense, as are gains or losses upon sale and expenses related to maintenance of the properties. Other real estate owned amounted to $25 thousand and $10 thousand at December 31, 2012 and 2011, respectively.

PREMISES AND EQUIPMENT

PREMISES AND EQUIPMENT

Premises and equipment is stated at cost less accumulated depreciation and amortization. Upon the sale or disposition of the assets, the difference between the depreciated cost and proceeds is charged or credited to income. Depreciation and amortization is determined based on the estimated useful lives of the individual assets (typically 20 to 40 years for buildings and 3 to 10 years for equipment) and is computed using the straight-line method.

GOODWILL AND CORE DEPOSIT INTANGIBLE ASSETS

GOODWILL AND CORE DEPOSIT INTANGIBLE ASSETS

Goodwill is not amortized, but is tested at least annually for impairment, in the fourth quarter or more frequently if indicators of impairment are present. The evaluation for impairment involves comparing the estimated current fair value of the reporting unit to its carrying value, including goodwill. If the estimated current fair value of a reporting unit exceeds its carrying value, no additional testing is required and an impairment loss is not recorded. CSB uses market capitalization and multiples of tangible book value methods to determine the estimated current fair value of its reporting unit. Based on this analysis no impairment was recorded in 2012 or 2011.

The core deposit intangible assets are assigned useful lives, which are amortized on an accelerated basis over their weighted average lives. The Company periodically reviews the intangible asset for impairment as events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

MORTGAGE SERVICING RIGHTS

MORTGAGE SERVICING RIGHTS

Mortgage servicing rights (“MSRs”) represent the right to service loans for third party investors. MSRs are recognized as a separate asset upon the sale of mortgage loans to a third party investor with the servicing rights retained by CSB. Originated MSRs are recorded at allocated fair value at the time of the sale of the loans to the third party investor. MSRs are amortized in proportion to and over the estimated period of net servicing income. MSRs are carried at amortized cost, less a valuation allowance for impairment, if any. MSRs are evaluated on a discounted earnings basis to determine the present value of future earnings of the underlying serviced mortgages. All assumptions are reviewed annually or more frequently, if necessary, and adjusted to reflect current and anticipated market conditions.

BANK-OWNED LIFE INSURANCE

BANK-OWNED LIFE INSURANCE

The cash surrender value of these policies is included as an asset on the Consolidated Balance Sheets and any increases in the cash surrender value are recorded as noninterest income on the Consolidated Statements of Income. In the event of the death of an insured individual under these policies, the Company would receive a death benefit, which would be recorded as non-interest income.

REPURCHASE AGREEMENTS

REPURCHASE AGREEMENTS

Substantially all securities sold under repurchase agreements represent amounts advanced by various customers. Securities owned by the Bank are pledged to cover those obligations, which securities are not deposits and are not covered by federal deposit insurance.

ADVERTISING COSTS	ADVERTISING COSTS All advertising costs are expensed as incurred. Advertising expenses amounted to $190 thousand, $175 thousand and $169 thousand for the years ended 2012, 2011 and 2010 respectively.
FEDERAL INCOME TAXES

FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated tax return. Deferred income taxes are provided on temporary differences between financial statement and income tax reporting. Temporary differences are differences between the amounts of assets and liabilities reported for financial statement purposes and their tax bases. Deferred tax assets are recognized for temporary differences that will be deductible in future years’ tax returns and for operating loss and tax credit carry forwards. Deferred tax assets are reduced by a valuation allowance if it is deemed more likely than not that some or all of the deferred tax assets will not be realized. Deferred tax liabilities are recognized for temporary differences that will be taxable in future years’ tax returns.

The Bank, domiciled in Ohio, is not currently subject to state and local income taxes.

STOCK-BASED COMPENSATION

STOCK-BASED COMPENSATION

The Company sponsors a stock-based compensation plan, administered by a committee, under which incentive stock options may be granted periodically to certain employees. The Company recorded no stock-based compensation expense for 2012, 2011 or 2010. There was no income tax benefit recognized in the accompanying Consolidated Statements of Income related to stock-based compensation in 2012, 2011 or 2010. Shares issued in connection with stock option exercises were issued from available treasury shares in 2012.

As of December 31, 2012, there was no unrecognized compensation cost related to unvested share-based compensation awards granted. All shares are vested.

The fair value of each option is amortized into compensation expense on a straight-line basis between the grant date for the option and each vesting date. CSB estimates the fair value of stock options on the date of the grant using the Black-Scholes option pricing model. The model requires the use of numerous assumptions, many of which are highly subjective in nature. There were no option grants for the years ended December 31, 2012 and 2011.

COMPREHENSIVE INCOME

COMPREHENSIVE INCOME

The Company includes recognized revenue, expenses, gains and losses in net income. Although certain changes in assets and liabilities such as unrealized gains and losses on available-for-sale securities are reported as a separate component of the equity section of the Consolidated Balance Sheets, these items along with net income are components of comprehensive income.

TRANSFERS OF FINANCIAL ASSETS

TRANSFERS OF FINANCIAL ASSETS

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

PER SHARE DATA

PER SHARE DATA

Basic net income per share is computed based on the weighted average number of shares of common stock outstanding during each year. Diluted income per common share includes the dilutive effect of additional potential common shares issuable under stock options.

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2012	2011	2010
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(245,713)	(245,803)	(245,803)

Total weighted average common shares outstanding (basic)	2,734,889	2,734,799	2,734,799
Dilutive effect of assumed exercise of stock options	252	39	—

Weighted average common shares outstanding (diluted)	2,735,141	2,734,838	2,734,799

Dividends per share are based on the number of shares outstanding at the declaration date.

There were 29,760 stock options to purchase common stock for $18.00 per share that were antidilutive at December 31, 2012 and 2011 and there were 39,945 stock options to purchase common stock for $15.00 to $18.00 per share that were antidilutive at December 31, 2010.

ACCOUNTING DEVELOPMENTS

ACCOUNTING DEVELOPMENTS

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. The Company has provided the necessary disclosure in Note 14.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRSs, the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company has provided the necessary disclosure in the Statement of Comprehensive Income.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This ASU is not expected to have a significant impact on the Company’s financial statements.

In July, 2012, the FASB issued ASU 2012-02, Intangibles – Goodwill and Other (Topic 350) – Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 gives entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events or circumstances, an entity determines it is more likely than not that an indefinite-lived intangible asset is impaired, then the entity must perform the quantitative impairment test. If, under the quantitative impairment test, the carrying amount of the intangible asset exceeds its fair value, an entity should recognize an impairment loss in the amount of that excess. Permitting an entity to assess qualitative factors when testing indefinite-lived intangible assets for impairment results in guidance that is similar to the goodwill impairment testing guidance in ASU 2011-08. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012 (early adoption permitted). This ASU is not expected to have a significant impact on the Company’s financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. An entity is required to apply the amendments for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of Update 2011-11. This ASU is not expected to have a significant impact on the Company’s financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments in this Update require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The Company is currently evaluating the impact that these disclosures will have on its financial statements.

RECLASSIFICATION OF COMPARATIVE AMOUNTS

RECLASSIFICATION OF COMPARATIVE AMOUNTS

Certain comparative amounts from the prior years have been reclassified to conform to current year classifications. Such classifications had no effect on net income or shareholders’ equity.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Computation of weighted average number of common shares outstanding for basic and diluted earnings per share

The weighted average number of common shares outstanding for basic and diluted earnings per share computations was as follows:

	2012	2011	2010
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(245,713)	(245,803)	(245,803)

Total weighted average common shares outstanding (basic)	2,734,889	2,734,799	2,734,799
Dilutive effect of assumed exercise of stock options	252	39	—

Weighted average common shares outstanding (diluted)	2,735,141	2,734,838	2,734,799

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Summary of securities available-for-sale

Securities consist of the following at December 31:

(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
2012
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. Government corporations and agencies	35,996	27	43	35,980
Mortgage-backed securites in government sponsored entities	66,933	2,107	1	69,039
Asset-backed securities in government sponsored entities	2,862	—	39	2,823
Obligations of states and political subdivisions	16,194	701	12	16,883
Corporate bonds	4,313	112	28	4,397

Total debt securities	126,398	2,947	123	129,222
Equity securities in financial institutions	69	9	9	69

Total available-for-sale	126,467	2,956	132	129,291
Restricted stock	5,463	—	—	5,463

Total securities	$131,930	$2,956	$132	$134,754

2011
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. Government corporations and agencies	28,263	83	23	28,323
Mortgage-backed securites in government sponsored entities	74,834	1,562	64	76,332
Obligations of states and political subdivisions	14,148	732	—	14,880
Corporate bonds	3,445	6	121	3,330

Total debt securities	120,790	2,383	208	122,965
Equity securities in financial institutions	69	3	11	61

Total available-for-sale	120,859	2,386	219	123,026
Restricted stock	5,463	—	—	5,463

Total securities	$126,322	$2,386	$219	$128,489

Summary of amortized cost and fair value of debt securities

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$411	$417
Due after one through five years	16,436	16,787
Due after five through ten years	25,564	25,991
Due after ten years	83,987	86,027

Total debt securities available-for-sale	$126,398	$129,222

Summary of proceeds and gains and losses from sales of available-for-sale securities

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales. There were no securities sold during 2012.

	For the Years ended December 31,
(Dollars in thousands)	2011	2010
Proceeds	$3,244	$3,359
Realized gains	$237	$148
Realized losses	—	—
Impairment losses	—	—

Net securities gains	$237	$148

Summary of gross unrealized losses and fair value of securities

The following table presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

	Securities in a continuous unrealized loss position
	Less than 12 months		12 months or more		Total
(Dollars in thousands)	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value
2012
Obligations of U.S. Corporations and agencies	$43	$15,957	$—	$—	$43	$15,957
Mortgage-backed securities in government sponsored entities	1	344	—	—	1	344
Asset-backed securities in government sponsored entities	39	1,833	—	—	39	1,833
Obligations of states and political subdivisions	12	1,737	—	—	12	1,737
Corporate bonds	4	366	24	975	28	1,341

Total debt securities	99	20,237	24	975	123	21,212
Equity securities in financial institutions	—	—	9	45	9	45

Total temporarily impaired securities	$99	$20,237	$33	$1,020	$132	$21,257

2011
Obligations of U.S. Corporations and agencies	$23	$6,974	$—	$—	$23	$6,974
Mortgage-backed securities in government sponsored entities	63	16,794	1	192	64	16,986
Corporate bonds	49	2,397	72	428	121	2,825

Total debt securities	135	26,165	73	620	208	26,785
Equity securities in financial institutions	—	—	11	43	11	43

Total temporarily impaired securities	$135	$26,165	$84	$663	$219	$26,828

Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans [Abstract]
Summary of loans

Loans consist of the following at December 31:

(Dollars in thousands)	2012	2011
Commercial	$104,899	$89,828
Commercial real estate	119,192	106,332
Residential real estate	110,412	103,518
Construction & land development	23,358	18,061
Consumer	6,480	6,216

Total loans before deferred costs	364,341	323,955
Deferred loan costs	239	227

Total Loans	$364,580	$324,182

Schedule of allowances for loan losses by portfolio segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2012, 2011 and 2010. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
December 31, 2012
Beginning balance, January 1	$1,024	$1,673	$894	$180	$78	$233	$4,082
Provision for loan losses	(78)	512	206	73	23	87	823
Charge-offs	(29)	(283)	(106)	—	(89)		(507)
Recoveries	16	—	102	—	64		182

Net charge-offs	(13)	(283)	(4)	—	(25)		(325)

Ending balance	$933	$1,902	$1,096	$253	$76	$320	$4,580

December 31, 2011
Beginning balance, January 1	$1,179	$1,183	$1,057	$213	$80	$319	$4,031
Provision for loan losses	294	558	115	8	61	(86)	950
Charge-offs	(487)	(68)	(297)	(41)	(121)		(1,014)
Recoveries	38	—	19	—	58		115

Net charge-offs	(449)	(68)	(278)	(41)	(63)		(899)

Ending balance	$1,024	$1,673	$894	$180	$78	$233	$4,082

December 31, 2010
Beginning balance, January 1	$1,031	$1,338	$1,140	$246	$77	$228	$4,060
Provision for loan losses	534	32	405	110	63	91	1,235
Charge-offs	(479)	(187)	(488)	(143)	(92)		(1,389)
Recoveries	93	—	—	—	32		125

Net charge-offs	(386)	(187)	(488)	(143)	(60)		(1,264)

Ending balance	$1,179	$1,183	$1,057	$213	$80	$319	$4,031

Allowances for loan losses and ending balances by portfolio segment and based on impairment method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and based on impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
2012
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$85	$522	$172	$—	$—	$—	$779
Collectively evaluated for impairment	848	1,380	924	253	76	320	3,801

Total ending allowance balance	$933	$1,902	$1,096	$253	$76	$320	$4,580

Loans:
Loans individually evaluated for impairment	$4,315	$4,573	$1,137	$166	$—		$10,191
Loans collectively evaluated for impairment	100,584	114,619	109,275	23,192	6,480		354,150

Total ending loans balance	$104,899	$119,192	$110,412	$23,358	$6,480		$364,341

2011
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$165	$304	$53	$—	$—	$—	$522
Collectively evaluated for impairment	859	1,369	841	180	78	233	3,560

Total ending allowance balance	$1,024	$1,673	$894	$180	$78	$233	$4,082

Loans:
Loans individually evaluated for impairment	$4,605	$2,476	$182	$—	$—		$7,263
Loans collectively evaluated for impairment	85,223	103,856	103,336	18,061	6,216		316,692

Total ending loans balance	$89,828	$106,332	$103,518	$18,061	$6,216		$323,955

Schedule of impairment by class of loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid principal balance	Recorded investment with no allowance	Recorded investment with allowance	Total recorded investment	Related allowance	Average recorded investment	Interest Income recognized
2012
Commercial	$4,315	$—	$4,329	$4,329	$85	$4,123	$167
Commercial real estate	4,906	1,723	2,849	4,572	522	4,396	152
Residential real estate	1,223	86	1,057	1,143	172	770	18
Construction & land development	173	166	—	166	—	167	—

Total impaired loans	$10,617	$1,975	$8,235	$10,210	$779	$9,456	$337

2011
Commercial	$4,605	$—	$4,605	$4,605	$165	$2,890	$91
Commercial real estate	2,621	—	2,476	2,476	304	2,924	78
Residential real estate	182	—	182	182	53	103	—
Construction & land development	—	—	—	—	—	—	—

Total impaired loans	$7,408	$—	$7,263	$7,263	$522	$5,917	$169

2010
Commercial	$644	$51	$571	$622	$106	$571	$2
Commercial real estate	1,047	109	777	886	132	1,631	—
Residential real estate	590	298	—	298	—	97	—
Construction & land development	683	—	440	440	92	483	—

Total impaired loans	$2,964	$458	$1,788	$2,246	$330	$2,782	$2

Schedule of aging of past due and nonaccrual loans

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 days past due	60-89 days past due	90 days + past due	Non-accrual	Total past due and non- accrual	Total loans
2012
Commercial	$104,348	$60	$8	$—	$483	$551	$104,899
Commercial real estate	117,372	41	34	—	1,745	1,820	119,192
Residential real estate	108,574	472	430	131	805	1,838	110,412
Construction & land development	23,180	—	5	—	173	178	23,358
Consumer	6,325	132	23	—	—	155	6,480

Total Loans	$359,799	$705	$500	$131	$3,206	$4,542	$364,341

2011
Commercial	$89,365	$272	$28	$150	$13	$463	$89,828
Commercial real estate	103,828	587	250	141	1,526	2,504	106,332
Residential real estate	100,297	1,443	303	282	1,193	3,221	103,518
Construction & land development	17,885	—	—	—	176	176	18,061
Consumer	5,985	194	29	8	—	231	6,216

Total Loans	$317,360	$2,496	$610	$581	$2,908	$6,595	$323,955

Summary of troubled debt restructurings

Loan modifications that are considered troubled debt restructurings completed during the year ended December 31:

(Dollars in thousands)	Number of loans restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
2012
Commercial real estate	2	$177	$177
Residential real estate	9	798	798

Total Restructured Loans	11	$975	$975

2011
Commercial	2	$4,440	$4,440
Commercial real estate	2	372	372
Residential real estate	5	286	286

Total Restructured Loans	9	$5,098	$5,098

Summary of Loans by Credit Quality Indicator

Based on the most recent analysis performed, the risk category of loans by class is as follows at December 31:

(Dollars in thousands)	Pass	Special mention	Substandard	Doubtful	Not rated	Total
2012
Commercial	$92,123	$5,854	$6,637	$—	$285	$104,899
Commercial real estate	102,602	5,671	8,459	—	2,460	119,192
Residential real estate	200	—	53	—	110,159	110,412
Construction & land development	18,063	2,750	1,244	—	1,301	23,358
Consumer	—	—	—	—	6,480	6,480

Total	$212,988	$14,275	$16,393	$—	$120,685	$364,341

2011
Commercial	$76,216	$5,147	$7,710	$—	$755	$89,828
Commercial real estate	84,846	10,385	8,686	—	2,415	106,332
Residential real estate	1,151	—	61	—	102,306	103,518
Construction & land development	12,695	4,340	168	—	858	18,061
Consumer	—	—	—	—	6,216	6,216

Total	$174,908	$19,872	$16,625	$—	$112,550	$323,955

Schedule of loans not rated by class of loans

The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Non-Performing	Total
2012
Commercial	$285	$—	$285
Commercial real estate	2,460	—	2,460
Residential real estate	109,276	883	110,159
Construction & land development	1,294	7	1,301
Consumer	6,480	—	6,480

Total	$119,795	$890	$120,685

2011
Commercial	$755	$—	$755
Commercial real estate	2,415	—	2,415
Residential real estate	100,892	1,414	102,306
Construction & land development	850	8	858
Consumer	6,208	8	6,216

Total	$111,120	$1,430	$112,550

Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Components of premises and equipment

Premises and equipment consist of the following at December 31:

(Dollars in thousands)	2012	2011
Land and improvements	$1,489	$1,489
Buildings and improvements	9,422	9,422
Furniture and equipment	6,763	6,272
Leashold improvements	260	260

	17,934	17,443
Accumulated depreciation	9,459	8,930

Premises and equipment, net	$8,475	$8,513

Summary of future minimum lease payments	Future minimum lease payments at December 31, 2012 were as follows:

(Dollars in thousands)
2013	$299
2014	299
2015	294
2016	172
2017	32

Total	$1,096

Core Deposit Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Core Deposit Intangible Assets [Abstract]
Core deposit intangible and related accumulated amortization

The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2012	2011	2010
Gross carrying amount	$1,251	$1,251	$545
Accumulated amortization	(357)	(217)	(139)

Net carrying amount	$894	$1,034	$406

Future amortization expense for core deposit asset

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2012 is as follows:

(Dollars in thousands)	Core deposit amortization
2013	$135
2014	129
2015	125
2016	121
2017	116
Thereafter	268

$894

Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Interest-Bearing Deposits and Regulatory Matters [Abstract]
Summary of interest-bearing deposits

Interest-bearing deposits at December 31 are as follows:

(Dollars in thousands)	2012	2011
Demand	$74,429	$61,830
Savings	138,794	123,304
Time deposits:
In excess of $100,000	54,163	60,090
Other	103,910	112,439

Total interest-bearing deposits	$371,296	$357,663

Stated maturities of time deposits	At December 31, 2012, stated maturities of time deposits were as follows:

(Dollars in thousands)
2013	$97,619
2014	30,913
2015	10,862
2016	11,385
2017	7,294

Total	$158,073

Borrowings (Table)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Short-term borrowings

The outstanding balances and related information for short-term borrowings are summarized as follows:

(Dollars in thousands)	2012	2011
Balance at year-end	$43,992	$37,073
Average balance outstanding	40,893	32,577
Maximum month-end balance	43,992	37,073
Weighted-average rate at year-end	0.20%	0.25%
Weighted-average rate during the year	0.22	0.43

Concerning other borrowings

The following table sets forth information concerning other borrowings:

(Dollars in thousands)	Maturity range		Weighted average interest	Stated interest rate range		At December 31,
Description	From	To	rate	From	To	2012	2011
Fixed rate	3/14/2012	12/21/2017	3.62%	3.48%	3.73%	12,000	18,000
Fixed rate amortizing	1/1/2012	3/1/2017	6.01	4.80	7.15	672	1,161

						12,672	19,161

Schedule of Maturities Other Borrowings

Maturities of other borrowings at December 31, 2012, are summarized as follows:

(Dollars in thousands) Year ending December 31	Amount	Weighted- average rate
2013	$215	6.06%
2014	2,190	3.91
2015	169	6.01
2016	96	5.84
2017	10,002	3.61

	$12,672	3.75%

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Provision for income taxes

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Current	$2,040	$1,257	$1,275
Deferred	(50)	345	293

Total income tax provision	$1,990	$1,602	$1,568

Income tax provision attributable to income from operations

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2012	2011	2010
Expected provision using statutory federal income tax rate	$2,223	$1,798	$1,722
Tax-exempt income on state and municipal securities and political subdivision loans	(269)	(169)	(149)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	6	8	9
Other	30	(35)	(14)

Total income tax provision	$1,990	$1,602	$1,568

Tax effects of temporary differences deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2012	2011
Allowance for loan losses	$1,470	$1,195
Net operating loss carryforward	598	727
Capital loss carryforward	35	35
Other	109	147

	2,212	2,104

Valuation allowance on deferred tax assets	(35)	(35)

Deferred tax assets	2,177	2,069

Premises and equipment	(399)	(389)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(173)	(121)
Unrealized gain on securities available for sale	(960)	(736)
Prepaid Expenses	(120)	(83)
Other	(265)	(206)

Deferred tax liabilities	(2,653)	(2,271)

Net deferred tax liability	$(476)	$(202)

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits [Abstract]
Summary of stock options activity

The following summarizes stock options activity for the years ended December 31:

	2012		2011		2010
	Shares	Weighted average exercise price	Shares	Weighted average exercise price	Shares	Weighted average exercise price
Outstanding at beginning of year	39,620	$17.49	39,945	$17.48	40,195	$17.47
Granted	—	—	—	—	—	—
Exercised	(4,650)	16.05	—	—	—	—
Forfeited	(3,210)	16.06	(325)	(16.05)	(250)	(16.05)

Outstanding at end of year	31,760	17.85	39,620	17.49	39,945	17.48

Options exercisable at year-end	31,760	$17.85	39,620	$17.49	39,945	$17.48
Weighted-average fair value of options granted during year		N/A		N/A		N/A

Summary of options outstanding

Options outstanding at December 31, 2012 were as follows:

	Outstanding		Exercisable
Range of exercisable prices	Number	Weighted avereage remaining contractual life (years)	Number	Weighted average exercise price
$ 15.00	1,000	1.59	1,000	$15.00
16.10	1,000	0.55	1,000	16.10
18.00	29,760	3.21	29,760	18.00

Outstanding at year-end	31,760	3.07	31,760	$17.85

Financial Instruments With Off- Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments With Off-Balance Sheet Risk and Contingent Liabilities [Abstract]
Summary of financial instruments whose contract amount represents credit risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31:

(Dollars in thousands)	2012	2011
Commitments to extend credit	$105,829	$90,845

Letters of credit	$1,539	$875

Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of analysis of activity of related-party loans

The following is an analysis of activity of related-party loans for the year end December 31, 2012:

(Dollars in thousands)
Balance at beginning of year	$3,651
New loans and advances	4,108
Repayments, including loans sold	1,541

Balance at end of year	$6,218

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Interest-Bearing Deposits and Regulatory Matters [Abstract]
Summary of actual capital amounts and ratios of the Company and Bank

The actual capital amounts and ratios of the Company and Bank as of December 31, are presented in the following tables:

	Actual		Minimum required for capital adequacy purposes		Minimum required to be well capitalized under prompt corrective action regulations
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2012
Total capital (to risk-weighted assets)
Consolidated	$49,534	13.3%	$29,707	8.0%	$37,134	10.0%
Bank	48,940	13.2	29,695	8.0	37,118	10.0
Tier I capital (to risk-weighted assets)
Consolidated	44,946	12.1	14,854	4.0	22,280	6.0
Bank	44,352	12.0	14,847	4.0	22,271	6.0
Tier I capital (to average assets)
Consolidated	44,946	7.9	22,794	4.0	28,493	5.0
Bank	44,352	7.8	22,788	4.0	28,485	5.0

	Actual		Minimum required for capital adequacy purposes		Minimum required to be well capitalized under prompt corrective action regulations
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total capital (to risk-weighted assets)
Consolidated	$46,300	14.2%	$26,133	8.0%	$32,667	10.0%
Bank	45,517	13.9	26,114	8.0	32,643	10.0
Tier I capital (to risk-weighted assets)
Consolidated	42,220	12.9	13,067	4.0	19,600	6.0
Bank	41,437	12.7	13,057	4.0	19,586	6.0
Tier I capital (to average assets)
Consolidated	42,220	8.1	20,971	4.0	26,214	5.0
Bank	41,437	7.9	20,965	4.0	26,207	5.0

Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Summary of condensed financial information

A summary of condensed financial information of the parent company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 follows:

(Dollars in thousands)	2012	2011
CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$388	$535
Investment in subsidiary bank	51,858	48,652
Securities available-for-sale	69	60
Other assets	207	196

TOTAL ASSETS	$52,522	$49,443

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$69	$14
Total shareholders’ equity	52,453	49,429

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$52,522	$49,443

Summary condensed Statements of Income

(Dollars in thousands)	2012	2011	2010
CONDENSED STATEMENTS OF INCOME
Interest on securities	$2	$1	$1
Dividends from subsidiary	2,000	2,300	2,000

Total income	2,002	2,301	2,001
Operating expenses	354	336	483

Income before taxes and undistributed equity income of subsidiary	1,648	1,965	1,518
Income tax benefit	(120)	(115)	(164)
Equity earnings in subsidiary, net of dividends	2,779	1,607	1,814

NET INCOME	$4,547	$3,687	$3,496

COMPREHENSIVE INCOME	$4,981	$4,244	$3,301

Condensed Statements of Cash Flows

(Dollars in thousands)	2012	2011	2010
CONDENSED STATEMENTS OF CASH FLOWS
Cash flows from operating activities:
Net income	$4,547	$3,687	$3,496
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends	(2,779)	(1,607)	(1,814)
Change in other assets, liabilities	49	48	21

Net cash provided by operating activities	1,817	2,128	1,703

Cash flows from investing activities:
Purchase of investment securities	—	—	(4)

Net cash used in investing activities	—	—	(4)

Cash flows from financing activities:
Cash dividends paid	(1,969)	(1,969)	(1,969)
Cash received from exercise of stock options	5	—	—

Net cash used in financing activities	(1,964)	(1,969)	(1,969)

Increase (decrease) in cash	(147)	159	(270)
Cash at beginning of year	535	376	646

Cash at end of year	$388	$535	$376

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of fair value of assets measured on recurring basis

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2012
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	35,980	—	35,980
Mortgage-backed securities in government sponsored entities	—	69,039	—	69,039
Asset-backed securities in government sponsored entities	—	2,823	—	2,823
Obligations of states and political subdivisions	—	16,883	—	16,883
Corporate bonds	—	4,397	—	4,397

Total debt securities	100	129,122	—	129,222
Equity securities in financial institutions	69	—	—	69

Total available-for-sale securities	$169	$129,122	$—	$129,291

	December 31, 2011
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	28,323	—	28,323
Mortgage-backed securities in government sponsored entities	—	76,332	—	76,332
Obligations of states and political subdivisions	—	14,880	—	14,880
Corporate bonds	—	3,330	—	3,330

Total debt securities	100	122,865	—	122,965
Equity securities in financial institutions	61	—	—	61

Total available-for-sale securities	$161	$122,865	$—	$123,026

Schedule of fair value of assets measured on nonrecurring basis

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2012
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$9,412	$9,412
Other real estate owned	—	—	25	25
Mortgage servicing rights	—	—	214	214
	December 31, 2011
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$6,741	$6,741
Other real estate owned	—	—	10	10
Mortgage servicing rights	—	—	167	167

Schedule of quantitative information of assets measured at fair value on a nonrecurring basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair value	Valuation	Unobservable
(Dollars in thousands)	estimate	techniques	input	Range
	December 31, 2012
Impaired loans	$7,260	Discounted cash flow	Remaining term Discount rate	4 mos to 29 yrs 7.5% to 12%
	2,152	Appraisal of collateral (1),(3)	Appraisal adjustments (2) Liquidation expense (2)	-20% to -35% -10%
Other real estate owned	25	Appraisal of collateral (1), (3)	Management discount for property type (3)	0% to -67%
Mortgage servicing rights	214	Discounted cash flow	Remaining term Discount rate	24 mos to 30 yrs 1.5%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
(3)	Includes qualitative adjustments by management and estimated liquidation expenses.

Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Financial Instruments [Abstract]
Schedule of estimated fair values of recognized financial instruments

The estimated fair values of recognized financial instruments as of December 31 are as follows:

	2012
(Dollars in thousands)	Carrying Value	Level 1	Level II	Level III	Total Fair Value
Financial assets:
Cash and cash equivalents	$66,878	$66,878	$—	$—	$66,878
Securities	129,291	8,164	120,100	1,027	129,291
Net loans	360,000	—	—	367,028	367,028
Bank-owned life insurance	8,298	8,298	—	—	8,298
Restricted stock	5,463	—	5,463	—	5,463
Accrued interest receivable	1,317	1,317	—	—	1,317
Financial liabilities:
Deposits	$475,443	$317,369	$—	$159,573	$476,942
Short-term borrowings	43,992	43,992	—	—	43,992
Other borrowings	12,672	—	—	13,772	13,772
Accrued interest payable	135	135	—	—	135

	2011
(Dollars in thousands)	Carrying value	Fair value
Financial assets:
Cash and cash equivalents	$82,258	$82,258
Securities	123,026	123,026
Restricted Stock	5,463	5,463
Bank-owned life insurance	3,068	3,068
Loans, net	320,100	327,138
Accrued interest receivable	1,349	1,349
Financial liabilities:
Deposits	$443,553	$445,587
Short-term borrowings	37,073	37,073
Other borrowings	19,161	20,087
Accrued interest payable	182	182

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (Unaudited) [Abstract]
Summary of quarterly financial data

The following is a summary of selected quarterly financial data (unaudited) for the years ended December 31:

(Dollars in thousands)	Interest income	Net interest income	Net income	Basic earnings per share	Diluted earnings per share
2012
First quarter	$5,132	$4,313	$1,055	$0.39	$0.39
Second quarter	5,151	4,397	1,141	0.41	0.41
Third quarter	5,148	4,426	1,231	0.45	0.45
Fourth quarter	5,153	4,470	1,120	0.41	0.41
2011
First quarter	$4,946	$3,934	$896	$0.33	$0.33
Second quarter	5,003	4,096	973	0.35	0.35
Third quarter	4,958	4,098	998	0.37	0.37
Fourth quarter	5,111	4,212	820	0.30	0.30

Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of weighted average number of common shares outstanding for basic and diluted earnings per share
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(245,713)	(245,803)	(245,803)
Total weighted average common shares outstanding (basic)	2,734,889	2,734,799	2,734,799
Dilutive effect of assumed exercise of stock options	252	39
Weighted average common shares outstanding (diluted)	2,735,141	2,734,838	2,734,799

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 BankingCenter Segment	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies (Textual) [Abstract]
Number of stock option require to purchase common stock	29,760	29,760	39,945
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of operating industry segment	1
Number of banking centers	16
Cash reserve requirement	$ 0	$ 400,000
Loan held for sale maximum period	3 days
Amount of other real state owned	25,000	10,000
Impairment on goodwill	0	0
Advertising expenses	190,000	175,000	169,000
Stock-based compensation expenses	0	0	0
Income tax recognized related to stock based compensation	0	0	0
Unrecognized compensation cost related to unvested share-based compensation awards granted	0
Stock option granted	0	0	0
Investment in FHLB, Impairment Charges	0	0
Prior Period Reclassification Adjustment Effect	$ 0
Stock Options [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Common stock purchase price	$ 18	$ 18
Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	90 days
Maximum [Member] | Stock Options [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Common stock purchase price			$ 18
Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	1 day
Minimum [Member] | Stock Options [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Common stock purchase price			$ 15
Buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of individual assets	40 years
Buildings [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of individual assets	20 years
Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of individual assets	10 years
Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Estimated useful life of individual assets	3 years

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities available-for-sale:
Amortized cost, Debt	$ 126,467	$ 120,859
Gross unrealized gains	2,956	2,386
Gross unrealized losses	132	219
Fair value, Debt	129,291	123,026
U.S. Treasury security [Member]
Securities available-for-sale:
Amortized cost, Debt	100	100
Gross unrealized gains
Gross unrealized losses
Fair value, Debt	100	100
Obligations of U.S. Government corporations and agencies [Member]
Securities available-for-sale:
Amortized cost, Debt	35,996	28,263
Gross unrealized gains	27	83
Gross unrealized losses	43	23
Fair value, Debt	35,980	28,323
Mortgage-backed securities in government sponsored entities [Member]
Securities available-for-sale:
Amortized cost, Debt	66,933	74,834
Gross unrealized gains	2,107	1,562
Gross unrealized losses	1	64
Fair value, Debt	69,039	76,332
Assets-backed securities in government sponsored entities [Member]
Securities available-for-sale:
Amortized cost, Debt	2,862
Gross unrealized gains
Gross unrealized losses	39
Fair value, Debt	2,823
Obligations of states and political subdivisions [Member]
Securities available-for-sale:
Amortized cost, Debt	16,194	14,148
Gross unrealized gains	701	732
Gross unrealized losses	12
Fair value, Debt	16,883	14,880
Corporate bonds [Member]
Securities available-for-sale:
Amortized cost, Debt	4,313	3,445
Gross unrealized gains	112	6
Gross unrealized losses	28	121
Fair value, Debt	4,397	3,330
Total debt securities [Member]
Securities available-for-sale:
Amortized cost, Debt	126,398	120,790
Gross unrealized gains	2,947	2,383
Gross unrealized losses	123	208
Fair value, Debt	129,222	122,965
Equity securities in financial institutions [Member]
Securities available-for-sale:
Amortized cost, Equity	69	69
Gross unrealized gains	9	3
Gross unrealized losses	9	11
Fair value, Equity	69	61
Restricted stock [Member]
Securities available-for-sale:
Amortized cost, Debt	5,463	5,463
Gross unrealized gains
Gross unrealized losses
Fair value, Debt	5,463	5,463
Total securities [Member]
Securities available-for-sale:
Amortized cost, Debt	131,930	126,322
Gross unrealized gains	2,956	2,386
Gross unrealized losses	132	219
Fair value, Debt	$ 134,754	$ 128,489

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of amortized cost and fair value of debt securities
Due in one year or less, Amortized cost	$ 411
Due in one year or less, Fair value	417
Due after one through five years, Amortized cost	16,436
Due after one through five years, Fair value	16,787
Due after five through ten years, Amortized cost	25,564
Due after five through ten years, Fair value	25,991
Due after ten years, Amortized cost	83,987
Due after ten years, Fair value	86,027
Total debt securities available-for-sale, Amortized cost	126,398
Total debt securities available-for-sale, Fair value	$ 129,222

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of proceeds and gains and losses from sales of available-for-sale securities
Proceed	$ 3,244	$ 3,359
Realized gains	237	148
Realized losses
Impairment losses
Net securities gains	$ 237	$ 148

Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities
Gross unrealized losses, less than 12 months	$ 99	$ 135
Fair value, less than 12 months	20,237	26,165
Gross unrealized losses, 12 months or more	33	84
Fair value, 12 months or more	1,020	663
Gross unrealized losses, Total	132	219
Fair value, Total	21,257	26,828
Obligations of U.S. Corporations and agencies [Member]
Securities
Gross unrealized losses, less than 12 months	43	23
Fair value, less than 12 months	15,957	6,974
Gross unrealized losses, 12 months or more
Fair value, 12 months or more
Gross unrealized losses, Total	43	23
Fair value, Total	15,957	6,974
Mortgage-backed securities in government sponsored entities [Member]
Securities
Gross unrealized losses, less than 12 months	1	63
Fair value, less than 12 months	344	16,794
Gross unrealized losses, 12 months or more		1
Fair value, 12 months or more		192
Gross unrealized losses, Total	1	64
Fair value, Total	344	16,986
Assets-backed securities in government sponsored entities [Member]
Securities
Gross unrealized losses, less than 12 months	39
Fair value, less than 12 months	1,833
Gross unrealized losses, 12 months or more
Fair value, 12 months or more
Gross unrealized losses, Total	39
Fair value, Total	1,833
Obligations of states and political subdivisions [Member]
Securities
Gross unrealized losses, less than 12 months	12
Fair value, less than 12 months	1,737
Gross unrealized losses, 12 months or more
Fair value, 12 months or more
Gross unrealized losses, Total	12
Fair value, Total	1,737
Corporate bonds [Member]
Securities
Gross unrealized losses, less than 12 months	4	49
Fair value, less than 12 months	366	2,397
Gross unrealized losses, 12 months or more	24	72
Fair value, 12 months or more	975	428
Gross unrealized losses, Total	28	121
Fair value, Total	1,341	2,825
Total debt securities [Member]
Securities
Gross unrealized losses, less than 12 months	99	135
Fair value, less than 12 months	20,237	26,165
Gross unrealized losses, 12 months or more	24	73
Fair value, 12 months or more	975	620
Gross unrealized losses, Total	123	208
Fair value, Total	21,212	26,785
Equity securities in financial institutions [Member]
Securities
Gross unrealized losses, less than 12 months
Fair value, less than 12 months
Gross unrealized losses, 12 months or more	9	11
Fair value, 12 months or more	45	43
Gross unrealized losses, Total	9	11
Fair value, Total	$ 45	$ 43

Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 NoOfSecurity	Dec. 31, 2011	Dec. 31, 2010
Securities (Textual) [Abstract]
Carrying value of securities	$ 79,200,000	$ 70,400,000
Restricted stock investment in FHLB stock	5,000,000	5,000,000
Federal Reserve Bank stock	471,000	471,000
Number of securities sold during the period	0
Income tax provision applicable to realized gains		81,000	51,000
Income tax benefit on realized losses		$ 0	$ 0
Number of securities in unrealized loss	23
Number of securities in continuous loss	4

Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of loans
Total loans before deferred costs	$ 364,341	$ 323,955
Deferred loan costs	239	227
Total Loans	364,580	324,182
Construction & land development [Member]
Summary of loans
Total loans before deferred costs	23,358	18,061
Commercial [Member]
Summary of loans
Total loans before deferred costs	104,899	89,828
Consumer [Member]
Summary of loans
Total loans before deferred costs	6,480	6,216
Commercial real estate [Member]
Summary of loans
Total loans before deferred costs	119,192	106,332
Residential real estate [Member]
Summary of loans
Total loans before deferred costs	$ 110,412	$ 103,518

Loans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of allowances for loan losses by portfolio segment
Beginning balance	$ 4,082	$ 4,031	$ 4,060
Provision for loan losses	823	950	1,235
Charge-offs	(507)	(1,014)	(1,389)
Recoveries	182	115	125
Net charge-offs	(325)	(899)	(1,264)
Ending balance	4,580	4,082	4,031
Commercial [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	1,024	1,179	1,031
Provision for loan losses	(78)	294	534
Charge-offs	(29)	(487)	(479)
Recoveries	16	38	93
Net charge-offs	(13)	(449)	(386)
Ending balance	933	1,024	1,179
Commercial Real Estate [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	1,673	1,183	1,338
Provision for loan losses	512	558	32
Charge-offs	(283)	(68)	(187)
Recoveries
Net charge-offs	(283)	(68)	(187)
Ending balance	1,902	1,673	1,183
Residential Real Estate [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	894	1,057	1,140
Provision for loan losses	206	115	405
Charge-offs	(106)	(297)	(488)
Recoveries	102	19
Net charge-offs	(4)	(278)	(488)
Ending balance	1,096	894	1,057
Construction & Land Development [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	180	213	246
Provision for loan losses	73	8	110
Charge-offs		(41)	(143)
Recoveries
Net charge-offs		(41)	(143)
Ending balance	253	180	213
Consumer [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	78	80	77
Provision for loan losses	23	61	63
Charge-offs	(89)	(121)	(92)
Recoveries	64	58	32
Net charge-offs	(25)	(63)	(60)
Ending balance	76	78	80
Unallocated [Member]
Schedule of allowances for loan losses by portfolio segment
Beginning balance	233	319	228
Provision for loan losses	87	(86)	91
Charge-offs
Recoveries
Net charge-offs
Ending balance	$ 320	$ 233	$ 319

Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$ 779	$ 522
Collectively evaluated for impairment	3,801	3,560
Total ending allowance balance	4,580	4,082	4,031	4,060
Loans:
Loans individually evaluated for impairment	10,191	7,263
Loans collectively evaluated for impairment	354,150	316,692
Total ending Loans balance	364,341	323,955
Commercial [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	85	165
Collectively evaluated for impairment	848	859
Total ending allowance balance	933	1,024	1,179	1,031
Loans:
Loans individually evaluated for impairment	4,315	4,605
Loans collectively evaluated for impairment	100,584	85,223
Total ending Loans balance	104,899	89,828
Commercial Real Estate [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	522	304
Collectively evaluated for impairment	1,380	1,369
Total ending allowance balance	1,902	1,673	1,183	1,338
Loans:
Loans individually evaluated for impairment	4,573	2,476
Loans collectively evaluated for impairment	114,619	103,856
Total ending Loans balance	119,192	106,332
Residential Real Estate [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	172	53
Collectively evaluated for impairment	924	841
Total ending allowance balance	1,096	894	1,057	1,140
Loans:
Loans individually evaluated for impairment	1,137	182
Loans collectively evaluated for impairment	109,275	103,336
Total ending Loans balance	110,412	103,518
Construction & Land Development [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	253	180
Total ending allowance balance	253	180	213	246
Loans:
Loans individually evaluated for impairment	166
Loans collectively evaluated for impairment	23,192	18,061
Total ending Loans balance	23,358	18,061
Consumer [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	76	78
Total ending allowance balance	76	78	80	77
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	6,480	6,216
Total ending Loans balance	6,480	6,216
Unallocated [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	320	233
Total ending allowance balance	320	233	319	228
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment
Total ending Loans balance

Loans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of impairment by class of loans
Unpaid principal balance	$ 10,617	$ 7,408	$ 2,964
Recorded investment with no allowance	1,975		458
Recorded investment with allowance	8,235	7,263	1,788
Total recorded investment	10,210	7,263	2,246
Related allowance	779	522	330
Average recorded investment	9,456	5,917	2,782
Interest Income recognized	337	169	2
Commercial [Member]
Schedule of impairment by class of loans
Unpaid principal balance	4,315	4,605	644
Recorded investment with no allowance			51
Recorded investment with allowance	4,329	4,605	571
Total recorded investment	4,329	4,605	622
Related allowance	85	165	106
Average recorded investment	4,123	2,890	571
Interest Income recognized	167	91	2
Commercial real estate [Member]
Schedule of impairment by class of loans
Unpaid principal balance	4,906	2,621	1,047
Recorded investment with no allowance	1,723		109
Recorded investment with allowance	2,849	2,476	777
Total recorded investment	4,572	2,476	886
Related allowance	522	304	132
Average recorded investment	4,396	2,924	1,631
Interest Income recognized	152	78
Residential real estate [Member]
Schedule of impairment by class of loans
Unpaid principal balance	1,223	182	590
Recorded investment with no allowance	86		298
Recorded investment with allowance	1,057	182
Total recorded investment	1,143	182	298
Related allowance	172	53
Average recorded investment	770	103	97
Interest Income recognized	18
Construction & land development [Member]
Schedule of impairment by class of loans
Unpaid principal balance	173		683
Recorded investment with no allowance	166
Recorded investment with allowance			440
Total recorded investment	166		440
Related allowance			92
Average recorded investment	167		483
Interest Income recognized

Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of aging of past due and nonaccrual loans
Current	$ 359,799	$ 317,360
30 - 59 Days Past Due	705	2,496
60 - 89 Days Past Due	500	610
90 Days + Past Due	131	581
Non-Accrual	3,206	2,908
Total Past Due and Non-Accrual	4,542	6,595
Total Loans	364,341	323,955
Commercial [Member]
Schedule of aging of past due and nonaccrual loans
Current	104,348	89,365
30 - 59 Days Past Due	60	272
60 - 89 Days Past Due	8	28
90 Days + Past Due		150
Non-Accrual	483	13
Total Past Due and Non-Accrual	551	463
Total Loans	104,899	89,828
Commercial real estate [Member]
Schedule of aging of past due and nonaccrual loans
Current	117,372	103,828
30 - 59 Days Past Due	41	587
60 - 89 Days Past Due	34	250
90 Days + Past Due		141
Non-Accrual	1,745	1,526
Total Past Due and Non-Accrual	1,820	2,504
Total Loans	119,192	106,332
Residential real estate [Member]
Schedule of aging of past due and nonaccrual loans
Current	108,574	100,297
30 - 59 Days Past Due	472	1,443
60 - 89 Days Past Due	430	303
90 Days + Past Due	131	282
Non-Accrual	805	1,193
Total Past Due and Non-Accrual	1,838	3,221
Total Loans	110,412	103,518
Construction & land development [Member]
Schedule of aging of past due and nonaccrual loans
Current	23,180	17,885
30 - 59 Days Past Due
60 - 89 Days Past Due	5
90 Days + Past Due
Non-Accrual	173	176
Total Past Due and Non-Accrual	178	176
Total Loans	23,358	18,061
Consumer [Member]
Schedule of aging of past due and nonaccrual loans
Current	6,325	5,985
30 - 59 Days Past Due	132	194
60 - 89 Days Past Due	23	29
90 Days + Past Due		8
Non-Accrual
Total Past Due and Non-Accrual	155	231
Total Loans	$ 6,480	$ 6,216

Loans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Summary of troubled debt restructurings
Post-Modification Recorded Investment	$ 975	$ 5,098
Pre-Modification Recorded Investment	975	5,098
Number of loans restructured	11	9
Commercial [Member]
Summary of troubled debt restructurings
Post-Modification Recorded Investment		4,440
Pre-Modification Recorded Investment		4,440
Number of loans restructured		2
Commercial real estate [Member]
Summary of troubled debt restructurings
Post-Modification Recorded Investment	177	372
Pre-Modification Recorded Investment	177	372
Number of loans restructured	2	2
Residential real estate [Member]
Summary of troubled debt restructurings
Post-Modification Recorded Investment	798	286
Pre-Modification Recorded Investment	$ 798	$ 286
Number of loans restructured	9	5

Loans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Loans by Credit Quality Indicator
Total Loans	$ 364,341	$ 323,955
Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	104,899	89,828
Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	119,192	106,332
Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	110,412	103,518
Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	6,480	6,216
Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	23,358	18,061
Pass [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	212,988	174,908
Pass [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	92,123	76,216
Pass [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	102,602	84,846
Pass [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	200	1,151
Pass [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Pass [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	18,063	12,695
Special Mention [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	14,275	19,872
Special Mention [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	5,854	5,147
Special Mention [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	5,671	10,385
Special Mention [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Special Mention [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Special Mention [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	2,750	4,340
Substandard [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	16,393	16,625
Substandard [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	6,637	7,710
Substandard [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	8,459	8,686
Substandard [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	53	61
Substandard [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Substandard [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	1,244	168
Doubtful [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Doubtful [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans
Not Rated [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	120,685	112,550
Not Rated [Member] | Commercial [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	285	755
Not Rated [Member] | Commercial real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	2,460	2,415
Not Rated [Member] | Residential real estate [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	110,159	102,306
Not Rated [Member] | Consumer [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	6,480	6,216
Not Rated [Member] | Construction & land development [Member]
Summary of Loans by Credit Quality Indicator
Total Loans	$ 1,301	$ 858

Loans (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of loans not rated by class of loans
Loans not rated by class of loans	$ 120,685	$ 112,550
Commercial [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	285	755
Commercial real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	2,460	2,415
Residential real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	110,159	102,306
Construction & land development [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	1,301	858
Consumer [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	6,480	6,216
Performing [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	119,795	111,120
Performing [Member] | Commercial [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	285	755
Performing [Member] | Commercial real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	2,460	2,415
Performing [Member] | Residential real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	109,276	100,892
Performing [Member] | Construction & land development [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	1,294	850
Performing [Member] | Consumer [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	6,480	6,208
Non-Performing [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	890	1,430
Non-Performing [Member] | Commercial [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans
Non-Performing [Member] | Commercial real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans
Non-Performing [Member] | Residential real estate [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	883	1,414
Non-Performing [Member] | Construction & land development [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans	7	8
Non-Performing [Member] | Consumer [Member]
Schedule of loans not rated by class of loans
Loans not rated by class of loans		$ 8

Loans (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans (Additional Textual) [Abstract]
Percentage of outstanding principal balances of commercial real estate loans secured by owner-occupied properties	81.00%	89.00%
Concentrations of loans related to a single industry	$ 0	$ 0
Troubled debt restructurings, loans	8,700,000	8,500,000
Reserves allocated to customers whose loan terms are modified in troubled debt restructurings	718,000	516,000
Number of loans restructured, Subsequently Defaulted	1	2
Loans restructured, Subsequently Defaulted	54,000	199,000
Outstanding balance of commercial loans classified under credit risk, minimum amount	275,000
Loans listed as not rated under risk category, maximum amount	275,000
Non-performing loans past due days and greater	90 days
Loans serviced for others	60,200,000	49,900,000
Mortgage [Member]
Loans (Textual) [Abstract]
Mortgage servicing rights	214,000	167,000
Valuation allowance	0	0
Residential Mortgage [Member]
Loans (Textual) [Abstract]
Mortgage servicing rights	$ 52,700,000	$ 44,300,000

Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of premises and equipment
Premises and equipment, gross	$ 17,934	$ 17,443
Accumulated depreciation	9,459	8,930
Premises and equipment, net	8,475	8,513
Land and improvements [Member]
Components of premises and equipment
Premises and equipment, gross	1,489	1,489
Buildings and improvements [Member]
Components of premises and equipment
Premises and equipment, gross	9,422	9,422
Furniture and equipment [Member]
Components of premises and equipment
Premises and equipment, gross	6,763	6,272
Leasehold improvements [Member]
Components of premises and equipment
Premises and equipment, gross	$ 260	$ 260

Premises and equipment (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of future minimum lease payments
2013	$ 299
2014	299
2015	294
2016	172
2017	32
Total	$ 1,096

Premises and Equipment (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises and Equipment (Textual) [Abstract]
Rental expenses	$ 298	$ 187	$ 142
Depreciation	$ 567	$ 530	$ 527

Core Deposit Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Core deposit intangible and the related accumulated amortization
Net carrying amount	$ 894
Core Deposits [Member]
Core deposit intangible and the related accumulated amortization
Gross carrying amount	1,251	1,251	545
Accumulated amortization	(357)	(217)	(139)
Net carrying amount	$ 894	$ 1,034	$ 406

Core Deposit Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future amortization expense for core deposit asset
2013	$ 135
2014	129
2015	125
2016	121
2017	116
Thereafter	268
Net carrying amount	$ 894

Core Deposit Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 140	$ 78	$ 63
Core Deposit Intangible Assets (Textual) [Abstract]
Branch acquisition of core deposit intangible	0	706
Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Asset amortized over an estimated life	10 years
Amortization expenses	$ 140	$ 78	$ 63

Interest-Bearing Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time deposits:
Total interest-bearing deposits	$ 371,296	$ 357,663
Interest-bearing Deposits [Member]
Summary of interest-bearing deposits
Demand	74,429	61,830
Savings	138,794	123,304
Time deposits:
In excess of $100,000	54,163	60,090
Other	103,910	112,439
Total interest-bearing deposits	$ 371,296	$ 357,663

Interest-Bearings Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest-Bearing Deposits and Regulatory Matters [Abstract]
2013	$ 97,619
2014	30,913
2015	10,862
2016	11,385
2017	7,294
Time Deposits, Total	$ 158,073

Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term borrowings
Balance at year-end	$ 43,992	$ 37,073
Average balance outstanding	40,893	32,577
Maximum month-end balance	$ 43,992	$ 37,073
Weighted-average rate at year-end	0.20%	0.25%
Weighted-average rate during the year	0.22%	0.43%

Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concerning other borrowings
Other borrowings	$ 12,672	$ 19,161
Fixed Rate Borrowing [Member]
Concerning other borrowings
Maturity Date Range, From	Mar 14, 2012
Maturity Date Range, To	Dec 21, 2017
Weighted average interest rate	3.62%
Stated interest rate range From	3.48%
Stated interest rate range To	3.73%
Other borrowings	12,000	18,000
Fixed Rate Amortizing Borrowing [Member]
Concerning other borrowings
Maturity Date Range, From	Jan 1, 2012
Maturity Date Range, To	Mar 1, 2017
Weighted average interest rate	6.01%
Stated interest rate range From	4.80%
Stated interest rate range To	7.15%
Other borrowings	$ 672	$ 1,161

Borrowings (Details 2) (Other Borrowings [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Other Borrowings [Member]
Schedule of Maturities Other Borrowings
2013	$ 215
2014	2,190
2015	169
2016	96
2017	10,002
Long-term Debt, Total	$ 12,672
Weighted Average Interest Rate, 2013	6.06%
Weighted Average Interest Rate, 2014	3.91%
Weighted Average Interest Rate, 2015	6.01%
Weighted Average Interest Rate, 2016	5.84%
Weighted Average Interest Rate, 2017	3.61%
Total	3.75%

Borrowings (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Borrowings (Textual) [Abstract]
Principal curtailment is due on the borrowings	10.00%
Additional Borrowing capacity	$ 41.1

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Provision for income taxes
Current	$ 2,040	$ 1,257	$ 1,275
Deferred	(50)	345	293
Total income tax provision	$ 1,990	$ 1,602	$ 1,568

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax provision attributable to income from operations
Expected provision using statutory federal income tax rate	$ 2,223	$ 1,798	$ 1,722
Tax-exempt income on state and municipal securities and political subdivision loans	(269)	(169)	(149)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	6	8	9
Other	30	(35)	(14)
Total income tax provision	$ 1,990	$ 1,602	$ 1,568

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Tax effects of temporary differences deferred tax assets and deferred tax liabilities
Allowance for loan losses	$ 1,470	$ 1,195
Net operating loss carryforward	598	727
Capital loss carryforward	35	35
Other	109	147
Deferred tax assets, Gross	2,212	2,104
Valuation allowance on deferred tax assets	(35)	(35)
Deferred tax assets	2,177	2,069
Premises and equipment	(399)	(389)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(173)	(121)
Unrealized gain on securities available for sale	(960)	(736)
Prepaid expenses	(120)	(83)
Other	(265)	(206)
Deferred tax liabilities	(2,653)	(2,271)
Net deferred tax liability	$ (476)	$ (202)

Income Taxes (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes (Textual) [Abstract]
Federal income tax effective rate	34.00%
Net operating loss tax carryforward	$ 1,800,000
Operating loss carryforward expiration	2026
Capital loss carryforward expiration	2014
Liability for uncertain tax position	0
Unrecognized tax benefits	$ 0

Employee Benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of stock options activity
Outstanding at beginning of year, shares	39,620	39,945	40,195
Outstanding at beginning of year, weighted average exercise price	$ 17.49	$ 17.48	$ 17.47
Granted, shares	0	0	0
Granted, weighted average exercise price
Exercised, shares	(4,650)	0	0
Exercised, weighted average exercise price	$ 16.05
Forfeited, shares	(3,210)	(325)	(250)
Forfeited, weighted average exercise price	$ 16.06	$ (16.05)	$ (16.05)
Outstanding at end of year, shares	31,760	39,620	39,945
Outstanding at end of year, weighted average exercise price	$ 17.85	$ 17.49	$ 17.48
Options exercisable at year-end, shares	31,760	39,620	39,945
Options exercisable at year-end, weighted average exercise price	$ 17.85	$ 17.49	$ 17.48
Weighted-average fair value of options granted during year, weighted average exercise price

Employee Benefits (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of options outstanding
Outstanding option , number	31,760	39,620	39,945	40,195
Outstanding Options, Weighted Average Remaining Contractual Life	3 years 25 days
Exercisable Options, Number	31,760
Exercisable Options, Weighted Average Exercise Price	$ 17.85
15.00 [Member]
Summary of options outstanding
Range of exercisable prices	$ 15
Outstanding option , number	1,000
Outstanding Options, Weighted Average Remaining Contractual Life	1 year 7 months 2 days
Exercisable Options, Number	1,000
Exercisable Options, Weighted Average Exercise Price	$ 15
16.10 [Member]
Summary of options outstanding
Range of exercisable prices	$ 16.1
Outstanding option , number	1,000
Outstanding Options, Weighted Average Remaining Contractual Life	6 months 18 days
Exercisable Options, Number	1,000
Exercisable Options, Weighted Average Exercise Price	$ 16.1
18.00 [Member]
Summary of options outstanding
Range of exercisable prices	$ 18
Outstanding option , number	29,760
Outstanding Options, Weighted Average Remaining Contractual Life	3 years 2 months 16 days
Exercisable Options, Number	29,760
Exercisable Options, Weighted Average Exercise Price	$ 18

Employee Benefits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits (Textual) [Abstract]
Profit sharing contribution	2.50%	2.50%	2.50%
Company match of participant contributions	50.00%
Maximum annual compensation contribution	2.00%
Expense Under Plan	$ 270,000	$ 242,000	$ 199,000
Stock option granted	0	0	0
Total intrinsic value of stock options and outstanding	4,480	7,852
Total intrinsic value of exercisable stock options	$ 4,480	$ 7,852
Stock options Exercised	4,650	0	0
Stock option Vested	0	0

Financial Instruments With Off-Balance Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments to Extend Credit [Member]
Summary of financial instruments whose contract amount represents credit risk
Fair value of financial instruments	$ 105,829	$ 90,845
Letter of Credit [Member]
Summary of financial instruments whose contract amount represents credit risk
Fair value of financial instruments	$ 1,539	$ 875

Financial Instruments With Off-Balance Sheet Risk (Details Textual)	12 Months Ended
Dec. 31, 2012
Financial Instruments With Off-Balance Sheet Risk (Textual) [Abstract]
Letter of Credit Expiry Year	2013

Related-Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of analysis of activity of related-party loans
Balance at beginning of year	$ 3,651
New loans and advances	4,108
Repayments, including loans sold	1,541
Balance at end of year	$ 6,218

Related-Party Transaction (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction (Textual) [Abstract]
Deposits from executive officers, directors and their related business interests	$ 10.5	$ 10.2

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated [Member]
Total capital (to risk-weighted assets)
Total capital (to risk-weighted assets), actual amount	$ 49,534	$ 46,300
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	29,707	26,133
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations amount	37,134	32,667
Tier I capital (to risk-weighted assets)
Tier I capital (to risk-weighted assets), actual amount	44,946	42,220
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	14,854	13,067
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations amount	22,280	19,600
Tier I capital (to average assets)
Tier I capital (to average assets), actual amount	44,946	42,220
Tier I capital (to average assets), minimum required for capital adequacy purposes amount	22,794	20,971
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action regulations amount	28,493	26,214
Risk-weighted Assets Ratios
Total capital (to risk-weighted assets), actual ratio	13.30%	14.20%
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	8.00%	8.00%
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), actual ratio	12.10%	12.90%
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations ratio	6.00%	6.00%
Average Assets Ratios
Tier I capital (to average assets), actual ratio	7.90%	8.10%
Tier I capital (to average assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action regulations ratio	5.00%	5.00%
Bank [Member]
Total capital (to risk-weighted assets)
Total capital (to risk-weighted assets), actual amount	48,940	45,517
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	29,695	26,114
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations amount	37,118	32,643
Tier I capital (to risk-weighted assets)
Tier I capital (to risk-weighted assets), actual amount	44,352	41,437
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes amount	14,847	13,057
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations amount	22,271	19,586
Tier I capital (to average assets)
Tier I capital (to average assets), actual amount	44,352	41,437
Tier I capital (to average assets), minimum required for capital adequacy purposes amount	22,788	20,965
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action regulations amount	$ 28,485	$ 26,207
Risk-weighted Assets Ratios
Total capital (to risk-weighted assets), actual ratio	13.20%	13.90%
Total capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	8.00%	8.00%
Total capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations ratio	10.00%	10.00%
Tier I capital (to risk-weighted assets), actual ratio	12.00%	12.70%
Tier I capital (to risk-weighted assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to risk-weighted assets), minimum required to be well capitalized under prompt corrective action regulations ratio	6.00%	6.00%
Average Assets Ratios
Tier I capital (to average assets), actual ratio	7.80%	7.90%
Tier I capital (to average assets), minimum required for capital adequacy purposes ratio	4.00%	4.00%
Tier I capital (to average assets), minimum required to be well capitalized under prompt corrective action regulations ratio	5.00%	5.00%

Regulatory Matters (Details Textual) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 02, 2013	Dec. 31, 2012
Regulatory Matters (Textual) [Abstract]
Period of Retained Earnings For Restriction of Dividend		2 years
Provision for dividend to the Company	$ 6.2
Maximum percentage of secured loans of Bank's common stock and capital surplus		10.00%

Condensed Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash deposited with subsidiary bank	$ 21,485	$ 12,519
Securities available-for-sale	129,291	123,026
TOTAL ASSETS	586,900	551,233
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	534,447	501,804
Total shareholders' equity	52,453	49,429	47,154	45,822
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	586,900	551,233
Parent Company [Member]
ASSETS
Cash deposited with subsidiary bank	388	535
Investment in subsidiary bank	51,858	48,652
Securities available-for-sale	69	60
Other assets	207	196
TOTAL ASSETS	52,522	49,443
LIABILITIES AND SHAREHOLDERS' EQUITY
Total liabilities	69	14
Total shareholders' equity	52,453	49,429
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 52,522	$ 49,443

Condensed Parent Company Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed and Consolidated Statement of Income of Organization [Abstract]
Income before income taxes									$ 6,537	$ 5,289	$ 5,064
Income tax benefit									(1,990)	(1,602)	(1,568)
NET INCOME	1,120	1,231	1,141	1,055	820	998	973	896	4,547	3,687	3,496
COMPREHENSIVE INCOME									4,981	4,244	3,301
Parent Company [Member]
Condensed and Consolidated Statement of Income of Organization [Abstract]
Interest on securities									2	1	1
Dividends from subsidiary									2,000	2,300	2,000
Total income									2,002	2,301	2,001
Operating expenses									354	336	483
Income before income taxes									1,648	1,965	1,518
Income tax benefit									(120)	(115)	(164)
Equity earnings in subsidiary, net of dividends									2,779	1,607	1,814
NET INCOME									4,547	3,687	3,496
COMPREHENSIVE INCOME									$ 4,981	$ 4,244	$ 3,301

Condensed Parent Company Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,120	$ 1,231	$ 1,141	$ 1,055	$ 820	$ 998	$ 973	$ 896	$ 4,547	$ 3,687	$ 3,496
Adjustments to reconcile net income to cash provided by operations:
Other assets and liabilities									309	(37)	(419)
Net cash provided by operating activities									7,064	5,774	6,002
Cash flows from investing activities:
Purchases									(82,382)	(95,542)	(54,909)
Net cash provided by (used in) investing activities									(52,931)	13,138	(3,770)
Cash flows from financing activities:
Cash dividends paid									(1,969)	(1,969)	(1,969)
Cash received from exercise of stock options									5
Net cash provided by financing activities									30,487	14,986	3,467
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									(15,380)	33,898	5,699
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				82,258				48,360	82,258	48,360	42,661
CASH AND CASH EQUIVALENTS AT END OF YEAR	66,878				82,258				66,878	82,258	48,360
Parent Company [Member]
Cash flows from operating activities:
Net income									4,547	3,687	3,496
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends									(2,779)	(1,607)	(1,814)
Other assets and liabilities									49	48	21
Net cash provided by operating activities									1,817	2,128	1,703
Cash flows from investing activities:
Purchases											(4)
Net cash provided by (used in) investing activities											(4)
Cash flows from financing activities:
Cash dividends paid									(1,969)	(1,969)	(1,969)
Cash received from exercise of stock options									5
Net cash provided by financing activities									(1,964)	(1,969)	(1,969)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS									(147)	159	(270)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				535				376	535	376	646
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 388				$ 535				$ 388	$ 535	$ 376

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities	$ 8,164
Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	120,100
Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities	1,027
Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	129,291	123,026
Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	169	161
Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	129,122	122,865
Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets
U.S. Treasury security [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	100	100
U.S. Treasury security [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities	100	100
U.S. Treasury security [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities
U.S. Treasury security [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	35,980	28,323
Obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	35,980	28,323
Obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Mortgage-backed securities in government sponsored entities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	69,039	76,332
Mortgage-backed securities in government sponsored entities [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Mortgage-backed securities in government sponsored entities [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	69,039	76,332
Mortgage-backed securities in government sponsored entities [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	2,823
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	2,823
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	16,883	14,880
Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	16,883	14,880
Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	4,397	3,330
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	4,397	3,330
Corporate bonds [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Total debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Securities	129,222	122,965
Total debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Securities	100	100
Total debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Securities	129,122	122,865
Total debt securities [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Securities
Equity securities in financial institutions [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	69	61
Equity securities in financial institutions [Member] | Fair Value, Measurements, Recurring [Member] | Level I [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets	69	61
Equity securities in financial institutions [Member] | Fair Value, Measurements, Recurring [Member] | Level II [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets
Equity securities in financial institutions [Member] | Fair Value, Measurements, Recurring [Member] | Level III [Member]
Schedule of fair value of assets measured on recurring basis
Total Assets

Fair Value Measurements (Details 1) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	$ 9,412	$ 6,741
Other real estate owned [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	25	10
Mortgage servicing rights [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	214	167
Level I [Member] | Impaired loans [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level I [Member] | Other real estate owned [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level I [Member] | Mortgage servicing rights [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level II [Member] | Impaired loans [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level II [Member] | Other real estate owned [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level II [Member] | Mortgage servicing rights [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets
Level III [Member] | Impaired loans [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	9,412	6,741
Level III [Member] | Other real estate owned [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	25	10
Level III [Member] | Mortgage servicing rights [Member]
Schedule of fair value of assets measured on non recurring basis
Total Assets	$ 214	$ 167

Fair Value Measurements (Details 2) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Impaired loans [Member]	Dec. 31, 2011 Impaired loans [Member]	Dec. 31, 2012 Other real estate owned [Member]	Dec. 31, 2011 Other real estate owned [Member]	Dec. 31, 2012 Mortgage servicing rights [Member]	Dec. 31, 2011 Mortgage servicing rights [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member]	Dec. 31, 2011 Level III [Member] Impaired loans [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Appraisal of Collateral [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Appraisal of Collateral [Member] Maximum [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Appraisal of Collateral [Member] Minimum [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Discounted Cash Flow [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Discounted Cash Flow [Member] Maximum [Member]	Dec. 31, 2012 Level III [Member] Impaired loans [Member] Discounted Cash Flow [Member] Minimum [Member]	Dec. 31, 2012 Level III [Member] Other real estate owned [Member]	Dec. 31, 2011 Level III [Member] Other real estate owned [Member]	Dec. 31, 2012 Level III [Member] Other real estate owned [Member] Appraisal of Collateral [Member]	Dec. 31, 2012 Level III [Member] Other real estate owned [Member] Appraisal of Collateral [Member] Maximum [Member]	Dec. 31, 2012 Level III [Member] Other real estate owned [Member] Appraisal of Collateral [Member] Minimum [Member]	Dec. 31, 2012 Level III [Member] Mortgage servicing rights [Member]	Dec. 31, 2011 Level III [Member] Mortgage servicing rights [Member]	Dec. 31, 2012 Level III [Member] Mortgage servicing rights [Member] Discounted Cash Flow [Member]	Dec. 31, 2012 Level III [Member] Mortgage servicing rights [Member] Discounted Cash Flow [Member] Maximum [Member]	Dec. 31, 2012 Level III [Member] Mortgage servicing rights [Member] Discounted Cash Flow [Member] Minimum [Member]
Schedule of quantitative information of assets measured at fair value on a nonrecurring basis
Fair value estimate	$ 9,412	$ 6,741	$ 25	$ 10	$ 214	$ 167	$ 9,412	$ 6,741	$ 2,152			$ 7,260			$ 25	$ 10	$ 25			$ 214	$ 167	$ 214
Appraisal adjustments										(3500.00%)	(20.00%)
Liquidation expense									10.00%
Management discount for property type																		(67.00%)	0.00%
Remaining term													29 years	4 months									30 years	24 months
Discount rate													12.00%	7.50%								1.50%

Fair Value Measurements (Details Textual) (USD $)	Dec. 31, 2012
Fair Value Measurements (Textual) [Abstract]
Liabilities carried at Fair Value	$ 0

Fair Values of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Bank-owned life insurance	$ 8,298	$ 3,068
Level I [Member]
Financial assets:
Cash and cash equivalents	66,878
Securities	8,164
Net loans
Bank-owned life insurance	8,298
Restricted stock
Accrued interest receivable	1,317
Financial liabilities:
Deposits	317,369
Short-term borrowings	43,992
Other borrowings
Accrued interest payable	135
Level II [Member]
Financial assets:
Cash and cash equivalents
Securities	120,100
Net loans
Bank-owned life insurance
Restricted stock	5,463
Accrued interest receivable
Financial liabilities:
Deposits
Short-term borrowings
Other borrowings
Accrued interest payable
Level III [Member]
Financial assets:
Cash and cash equivalents
Securities	1,027
Net loans	367,028
Bank-owned life insurance
Restricted stock
Accrued interest receivable
Financial liabilities:
Deposits	159,573
Short-term borrowings
Other borrowings	13,772
Accrued interest payable
Carrying Value [Member]
Financial assets:
Cash and cash equivalents	66,878	82,258
Securities	129,291	123,026
Net loans	360,000	320,100
Bank-owned life insurance	8,298	3,068
Restricted stock	5,463	5,463
Accrued interest receivable	1,317	1,349
Financial liabilities:
Deposits	475,443	443,553
Short-term borrowings	43,992	37,073
Other borrowings	12,672	19,161
Accrued interest payable	135	182
Fair Value [Member]
Financial assets:
Cash and cash equivalents	66,878	82,258
Securities	129,291	123,026
Net loans	367,028	327,138
Bank-owned life insurance	8,298	3,068
Restricted stock	5,463	5,463
Accrued interest receivable	1,317	1,349
Financial liabilities:
Deposits	476,942	445,587
Short-term borrowings	43,992	37,073
Other borrowings	13,772	20,087
Accrued interest payable	$ 135	$ 182

Fair Values of Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual) [Abstract]
Commitments to extend credit and letters of credit	$ 107.4	$ 91.7

Contingent Liabilities (Details Textual)	12 Months Ended
Dec. 31, 2012
Contingent Liabilities (Textual) [Abstract]
Period of termination	2 years

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of quarterly financial data
Interest income	$ 5,153	$ 5,148	$ 5,151	$ 5,132	$ 5,111	$ 4,958	$ 5,003	$ 4,946	$ 20,584	$ 20,018	$ 20,390
Net interest income	4,470	4,426	4,397	4,313	4,212	4,098	4,096	3,934	17,606	16,340	15,570
Net income	$ 1,120	$ 1,231	$ 1,141	$ 1,055	$ 820	$ 998	$ 973	$ 896	$ 4,547	$ 3,687	$ 3,496
Basic earnings per share	$ 0.41	$ 0.45	$ 0.41	$ 0.39	$ 0.3	$ 0.37	$ 0.35	$ 0.33	$ 1.66	$ 1.35	$ 1.28
Diluted earnings per share	$ 0.41	$ 0.45	$ 0.41	$ 0.39	$ 0.3	$ 0.37	$ 0.35	$ 0.33	$ 1.66	$ 1.35	$ 1.28